united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

Ocean Park Tactical All Asset Fund

Class A1 Shares (SIRZX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$191	1.90%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, international equities and international bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds, domestic equities and high yield corporate bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$14,617
$11,787
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$9,424	$10,000
Sep-2016	$9,946	$10,693
Sep-2017	$10,287	$11,073
Sep-2018	$10,339	$11,235
Sep-2019	$10,592	$12,104
Sep-2020	$10,832	$12,993
Sep-2021	$11,405	$13,695
Sep-2022	$10,426	$11,537
Sep-2023	$10,387	$12,062
Sep-2024	$11,703	$13,864
Sep-2025	$11,787	$14,617

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund
Without Load	0.72%	1.70%	2.26%
With Load	-3.08%	0.51%	1.66%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$424,319,265
  Number of Portfolio Holdings71
  Advisory Fee $6,436,985
  Portfolio Turnover164%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
56.8%
Equity
40.5%
Money Market Funds
9.9%
Alternative
2.5%
Liabilities in Excess of Other Assets
-9.7%

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SIRZX

Ocean Park Tactical All Asset Fund

Class A Shares (SIRAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$176	1.75%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, international equities and international bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds, domestic equities and high yield corporate bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$14,617
$11,969
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$9,427	$10,000
Sep-2016	$9,966	$10,693
Sep-2017	$10,321	$11,073
Sep-2018	$10,388	$11,235
Sep-2019	$10,657	$12,104
Sep-2020	$10,913	$12,993
Sep-2021	$11,509	$13,695
Sep-2022	$10,536	$11,537
Sep-2023	$10,513	$12,062
Sep-2024	$11,868	$13,864
Sep-2025	$11,969	$14,617

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund
Without Load	0.86%	1.86%	2.42%
With Load	-2.94%	0.66%	1.81%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$424,319,265
  Number of Portfolio Holdings71
  Advisory Fee $6,436,985
  Portfolio Turnover164%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SIRAX

Ocean Park Tactical All Asset Fund

Class C Shares (SIRCX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$250	2.50%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, international equities and international bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds, domestic equities and high yield corporate bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$14,617
$11,778
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,493	$10,693
Sep-2017	$10,787	$11,073
Sep-2018	$10,775	$11,235
Sep-2019	$10,973	$12,104
Sep-2020	$11,155	$12,993
Sep-2021	$11,672	$13,695
Sep-2022	$10,605	$11,537
Sep-2023	$10,505	$12,062
Sep-2024	$11,769	$13,864
Sep-2025	$11,778	$14,617

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	0.08%	1.09%	1.65%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$424,319,265
  Number of Portfolio Holdings71
  Advisory Fee $6,436,985
  Portfolio Turnover164%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SIRCX

Ocean Park Tactical All Asset Fund

Investor Shares (SIRIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$176	1.75%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, international equities and international bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds, domestic equities and high yield corporate bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$14,617
$12,695
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,571	$10,693
Sep-2017	$10,954	$11,073
Sep-2018	$11,020	$11,235
Sep-2019	$11,309	$12,104
Sep-2020	$11,572	$12,993
Sep-2021	$12,205	$13,695
Sep-2022	$11,177	$11,537
Sep-2023	$11,151	$12,062
Sep-2024	$12,583	$13,864
Sep-2025	$12,695	$14,617

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	0.89%	1.87%	2.42%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$424,319,265
  Number of Portfolio Holdings71
  Advisory Fee $6,436,985
  Portfolio Turnover164%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SIRIX

Ocean Park Tactical All Asset Fund

Instl Class (SIRRX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$151	1.50%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, international equities and international bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds, domestic equities and high yield corporate bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$14,617
$13,015
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,599	$10,693
Sep-2017	$11,004	$11,073
Sep-2018	$11,099	$11,235
Sep-2019	$11,417	$12,104
Sep-2020	$11,724	$12,993
Sep-2021	$12,391	$13,695
Sep-2022	$11,371	$11,537
Sep-2023	$11,375	$12,062
Sep-2024	$12,870	$13,864
Sep-2025	$13,015	$14,617

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	1.13%	2.11%	2.67%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$424,319,265
  Number of Portfolio Holdings71
  Advisory Fee $6,436,985
  Portfolio Turnover164%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SIRRX

Ocean Park Tactical All Asset Fund

Class I1 Shares (SIRJX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical All Asset Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1 Shares	$191	1.90%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, international equities and international bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds, domestic equities and high yield corporate bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical All Asset Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$14,617
$12,502
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,552	$10,693
Sep-2017	$10,918	$11,073
Sep-2018	$10,967	$11,235
Sep-2019	$11,236	$12,104
Sep-2020	$11,496	$12,993
Sep-2021	$12,098	$13,695
Sep-2022	$11,059	$11,537
Sep-2023	$11,017	$12,062
Sep-2024	$12,416	$13,864
Sep-2025	$12,502	$14,617

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	0.70%	1.69%	2.26%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$424,319,265
  Number of Portfolio Holdings71
  Advisory Fee $6,436,985
  Portfolio Turnover164%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical All Asset Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SIRJX

Ocean Park Tactical Bond Fund

Class A Shares (STBKX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$146	1.47%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was negative on an absolute basis. The Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

High yield corporate bonds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Bond Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Corporate High Yield Index
ICE BofA US High Yield Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Oct-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
$13,535
$13,435
$12,204
$10,443

	Ocean Park Tactical Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index	ICE BofA US High Yield Index
Oct-2019	$9,423	$10,000	$10,000	$10,000
Sep-2020	$10,789	$10,681	$10,334	$10,237
Sep-2021	$11,561	$10,585	$11,499	$11,410
Sep-2022	$10,846	$9,040	$9,873	$9,809
Sep-2023	$11,089	$9,098	$10,888	$10,817
Sep-2024	$12,346	$10,150	$12,602	$12,520
Sep-2025	$12,204	$10,443	$13,535	$13,435

Average Annual Total Returns

	1 Year	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund
Without Load	-1.15%	4.40%
With Load	-4.85%	3.38%
ICE BofA US High Yield Index	7.31%	5.04%
Bloomberg U.S. Aggregate Bond Index	2.88%	0.73%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,812,574,115
  Number of Portfolio Holdings35
  Advisory Fee $20,584,537
  Portfolio Turnover190%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.2%
Money Market Funds	9.5%
Open End Funds	36.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.7%
Money Market Funds
10.4%
Liabilities in Excess of Other Assets
-10.1%

Value	Value
Liabilities in Excess of Other Assets	-10.1%
Money Market Funds	10.4%
Fixed Income	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Portfolio Fund, Institutional Class	25.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
iShares iBoxx $ High Yield Corporate Bond ETF	12.5%
SPDR Bloomberg High Yield Bond ETF	11.3%
First American Government Obligations Fund, Class X	10.4%
Osterweis Strategic Income Fund, Class I	7.6%
SPDR Portfolio High Yield Bond ETF	4.9%
iShares 0-5 Year High Yield Corporate Bond ETF	3.0%
SPDR Bloomberg Short Term High Yield Bond ETF	2.7%
PGIM High Yield Fund, Class Z	2.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Bond Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-bond-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-STBKX

Ocean Park Tactical Bond Fund

Class C Shares (STBDX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$220	2.22%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was negative on an absolute basis. The Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

High yield corporate bonds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Bond Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Corporate High Yield Index
ICE BofA US High Yield Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Oct-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
$13,535
$13,435
$12,415
$10,443

	Ocean Park Tactical Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index	ICE BofA US High Yield Index
Oct-2019	$10,000	$10,000	$10,000	$10,000
Sep-2020	$11,397	$10,681	$10,334	$10,237
Sep-2021	$12,119	$10,585	$11,499	$11,410
Sep-2022	$11,288	$9,040	$9,873	$9,809
Sep-2023	$11,449	$9,098	$10,888	$10,817
Sep-2024	$12,654	$10,150	$12,602	$12,520
Sep-2025	$12,415	$10,443	$13,535	$13,435

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	-1.89%	1.73%	3.67%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	0.73%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	5.17%
ICE BofA US High Yield Index	7.31%	5.59%	5.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,812,574,115
  Number of Portfolio Holdings35
  Advisory Fee $20,584,537
  Portfolio Turnover190%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.2%
Money Market Funds	9.5%
Open End Funds	36.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.1%
Money Market Funds	10.4%
Fixed Income	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Portfolio Fund, Institutional Class	25.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
iShares iBoxx $ High Yield Corporate Bond ETF	12.5%
SPDR Bloomberg High Yield Bond ETF	11.3%
First American Government Obligations Fund, Class X	10.4%
Osterweis Strategic Income Fund, Class I	7.6%
SPDR Portfolio High Yield Bond ETF	4.9%
iShares 0-5 Year High Yield Corporate Bond ETF	3.0%
SPDR Bloomberg Short Term High Yield Bond ETF	2.7%
PGIM High Yield Fund, Class Z	2.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Bond Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-bond-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-STBDX

Ocean Park Tactical Bond Fund

Instl Class (STBJX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$121	1.22%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was negative on an absolute basis. The Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

High yield corporate bonds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Bond Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Corporate High Yield Index
ICE BofA US High Yield Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Oct-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
$13,535
$13,435
$13,146
$10,443

	Ocean Park Tactical Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index	ICE BofA US High Yield Index
Oct-2019	$10,000	$10,000	$10,000	$10,000
Sep-2020	$11,478	$10,681	$10,334	$10,237
Sep-2021	$12,327	$10,585	$11,499	$11,410
Sep-2022	$11,597	$9,040	$9,873	$9,809
Sep-2023	$11,884	$9,098	$10,888	$10,817
Sep-2024	$13,261	$10,150	$12,602	$12,520
Sep-2025	$13,146	$10,443	$13,535	$13,435

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	-0.87%	2.75%	4.66%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	0.73%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	5.17%
ICE BofA US High Yield Index	7.31%	5.59%	5.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,812,574,115
  Number of Portfolio Holdings35
  Advisory Fee $20,584,537
  Portfolio Turnover190%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.2%
Money Market Funds	9.5%
Open End Funds	36.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.1%
Money Market Funds	10.4%
Fixed Income	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Portfolio Fund, Institutional Class	25.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
iShares iBoxx $ High Yield Corporate Bond ETF	12.5%
SPDR Bloomberg High Yield Bond ETF	11.3%
First American Government Obligations Fund, Class X	10.4%
Osterweis Strategic Income Fund, Class I	7.6%
SPDR Portfolio High Yield Bond ETF	4.9%
iShares 0-5 Year High Yield Corporate Bond ETF	3.0%
SPDR Bloomberg Short Term High Yield Bond ETF	2.7%
PGIM High Yield Fund, Class Z	2.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Bond Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-bond-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-STBJX

Ocean Park Tactical Bond Fund

Investor Class (STBNX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-bond-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$161	1.62%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was negative on an absolute basis. The Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

High yield corporate bonds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Bond Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Corporate High Yield Index
ICE BofA US High Yield Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Oct-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
$13,535
$13,435
$12,836
$10,443

	Ocean Park Tactical Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index	ICE BofA US High Yield Index
Oct-2019	$10,000	$10,000	$10,000	$10,000
Sep-2020	$11,436	$10,681	$10,334	$10,237
Sep-2021	$12,235	$10,585	$11,499	$11,410
Sep-2022	$11,465	$9,040	$9,873	$9,809
Sep-2023	$11,697	$9,098	$10,888	$10,817
Sep-2024	$13,005	$10,150	$12,602	$12,520
Sep-2025	$12,836	$10,443	$13,535	$13,435

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	-1.30%	2.34%	4.25%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	0.73%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	5.17%
ICE BofA US High Yield Index	7.31%	5.59%	5.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,812,574,115
  Number of Portfolio Holdings35
  Advisory Fee $20,584,537
  Portfolio Turnover190%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.2%
Money Market Funds	9.5%
Open End Funds	36.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.1%
Money Market Funds	10.4%
Fixed Income	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Portfolio Fund, Institutional Class	25.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
iShares iBoxx $ High Yield Corporate Bond ETF	12.5%
SPDR Bloomberg High Yield Bond ETF	11.3%
First American Government Obligations Fund, Class X	10.4%
Osterweis Strategic Income Fund, Class I	7.6%
SPDR Portfolio High Yield Bond ETF	4.9%
iShares 0-5 Year High Yield Corporate Bond ETF	3.0%
SPDR Bloomberg Short Term High Yield Bond ETF	2.7%
PGIM High Yield Fund, Class Z	2.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Bond Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-bond-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-STBNX

Ocean Park Tactical Core Growth Fund

Instl Class (STEJX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Core Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$100	0.99%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased its cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Domestic equities and international equities were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Growth Fund
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Morningstar Global Markets ex US NR USD
Morningstar US Market TR USD
$20,000
$15,000
$10,000
$5,000
$0
Sep-2023
Sep-2024
Sep-2025
$15,935
$15,512
$14,476
$12,190

	Ocean Park Tactical Core Growth Fund	70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index	Morningstar Global Markets ex US NR USD	Morningstar US Market TR USD
Sep-2023	$10,000	$10,000	$10,000	$10,000
Sep-2024	$11,840	$13,234	$12,485	$13,560
Sep-2025	$12,190	$15,512	$14,476	$15,935

Average Annual Total Returns

	1 Year	Since Inception (September 29, 2023)
Ocean Park Tactical Core Growth Fund	2.96%	10.40%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index	17.21%	24.48%
Morningstar Global Markets ex US NR USD	15.94%	20.29%
Morningstar US Market TR USD	17.51%	26.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$11,825,174
  Number of Portfolio Holdings22
  Advisory Fee (net of waivers)$0
  Portfolio Turnover236%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.7%
Money Market Funds	2.5%
Open End Funds	4.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.3%
Money Market Funds
2.6%
Liabilities in Excess of Other Assets
-1.9%

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Money Market Funds	2.6%
Equity	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	36.9%
Vanguard Growth ETF	9.9%
Vanguard Mid-Cap Growth ETF	7.1%
Avantis International Small Cap Value ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.9%
Dimensional International Small Cap Value ETF	4.8%
Avantis U.S. Small Cap Value ETF	4.3%
Dimensional International Value ETF	3.7%
iShares U.S. Aerospace & Defense ETF	3.6%
First American Government Obligations Fund, Class X	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Core Growth Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ocean Park Tactical Core Growth Fund

Investor Class (STENX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Core Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$141	1.39%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased its cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Domestic equities and international equities were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Growth Fund
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Morningstar Global Markets ex US NR USD
Morningstar US Market TR USD
$20,000
$15,000
$10,000
$5,000
$0
$15,935
$15,512
$14,476
$12,094
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Core Growth Fund	70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index	Morningstar Global Markets ex US NR USD	Morningstar US Market TR USD
Sep-2023	$10,000	$10,000	$10,000	$10,000
Sep-2024	$11,795	$13,234	$12,485	$13,560
Sep-2025	$12,094	$15,512	$14,476	$15,935

Average Annual Total Returns

	1 Year	Since Inception (September 29, 2023)
Ocean Park Tactical Core Growth Fund	2.54%	9.96%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index	17.21%	24.48%
Morningstar Global Markets ex US NR USD	15.94%	20.29%
Morningstar US Market TR USD	17.51%	26.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$11,825,174
  Number of Portfolio Holdings22
  Advisory Fee (net of waivers)$0
  Portfolio Turnover236%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.7%
Money Market Funds	2.5%
Open End Funds	4.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Money Market Funds	2.6%
Equity	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	36.9%
Vanguard Growth ETF	9.9%
Vanguard Mid-Cap Growth ETF	7.1%
Avantis International Small Cap Value ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.9%
Dimensional International Small Cap Value ETF	4.8%
Avantis U.S. Small Cap Value ETF	4.3%
Dimensional International Value ETF	3.7%
iShares U.S. Aerospace & Defense ETF	3.6%
First American Government Obligations Fund, Class X	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Core Growth Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ocean Park Tactical Core Income Fund

Class A Shares (SSIZX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$135	1.34%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, convertible funds, and floating rate funds were the largest contributors to the Fund’s performance on an absolute basis.

High grade US bonds, high yield corporate bonds, and municipal bond funds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,231
$11,998
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Core Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$9,424	$10,000
Sep-2016	$10,108	$10,519
Sep-2017	$10,445	$10,527
Sep-2018	$10,500	$10,399
Sep-2019	$11,048	$11,470
Sep-2020	$11,322	$12,271
Sep-2021	$11,856	$12,161
Sep-2022	$11,085	$10,385
Sep-2023	$10,937	$10,452
Sep-2024	$12,110	$11,662
Sep-2025	$12,231	$11,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund
Without Load	1.00%	1.56%	2.64%
With Load	-2.79%	0.36%	2.03%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,259,908,249
  Number of Portfolio Holdings73
  Advisory Fee (net of waivers)$10,641,198
  Portfolio Turnover184%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.0%
Money Market Funds	9.3%
Open End Funds	41.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
97.5%
Money Market Funds
10.2%
Alternative
2.3%
Liabilities in Excess of Other Assets
-10.0%

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	2.3%
Money Market Funds	10.2%
Fixed Income	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	16.3%
First American Government Obligations Fund, Class X	10.2%
Vanguard Total Bond Market ETF	8.1%
Invesco Senior Loan ETF	7.4%
JPMorgan Income Fund, Class I	5.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.4%
SPDR Bloomberg Convertible Securities ETF	3.9%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
FPA New Income Fund, Institutional Class	3.4%
PIMCO Multi Sector Bond Active ETF	3.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Core Income Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SSIZX

Ocean Park Tactical Core Income Fund

Class C Shares (SSICX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$194	1.94%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, convertible funds, and floating rate funds were the largest contributors to the Fund’s performance on an absolute basis.

High grade US bonds, high yield corporate bonds, and municipal bond funds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,220
$11,998
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Core Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,661	$10,519
Sep-2017	$10,950	$10,527
Sep-2018	$10,943	$10,399
Sep-2019	$11,442	$11,470
Sep-2020	$11,659	$12,271
Sep-2021	$12,139	$12,161
Sep-2022	$11,275	$10,385
Sep-2023	$11,063	$10,452
Sep-2024	$12,176	$11,662
Sep-2025	$12,220	$11,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	0.36%	0.94%	2.03%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,259,908,249
  Number of Portfolio Holdings73
  Advisory Fee (net of waivers)$10,641,198
  Portfolio Turnover184%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.0%
Money Market Funds	9.3%
Open End Funds	41.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	2.3%
Money Market Funds	10.2%
Fixed Income	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	16.3%
First American Government Obligations Fund, Class X	10.2%
Vanguard Total Bond Market ETF	8.1%
Invesco Senior Loan ETF	7.4%
JPMorgan Income Fund, Class I	5.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.4%
SPDR Bloomberg Convertible Securities ETF	3.9%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
FPA New Income Fund, Institutional Class	3.4%
PIMCO Multi Sector Bond Active ETF	3.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Core Income Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SSICX

Ocean Park Tactical Core Income Fund

Investor Class (SSIIX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.34%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, convertible funds, and floating rate funds were the largest contributors to the Fund’s performance on an absolute basis.

High grade US bonds, high yield corporate bonds, and municipal bond funds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,978
$11,998
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Core Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,721	$10,519
Sep-2017	$11,083	$10,527
Sep-2018	$11,141	$10,399
Sep-2019	$11,720	$11,470
Sep-2020	$12,016	$12,271
Sep-2021	$12,582	$12,161
Sep-2022	$11,759	$10,385
Sep-2023	$11,603	$10,452
Sep-2024	$12,849	$11,662
Sep-2025	$12,978	$11,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	1.00%	1.55%	2.64%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,259,908,249
  Number of Portfolio Holdings73
  Advisory Fee (net of waivers)$10,641,198
  Portfolio Turnover184%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.0%
Money Market Funds	9.3%
Open End Funds	41.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	2.3%
Money Market Funds	10.2%
Fixed Income	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	16.3%
First American Government Obligations Fund, Class X	10.2%
Vanguard Total Bond Market ETF	8.1%
Invesco Senior Loan ETF	7.4%
JPMorgan Income Fund, Class I	5.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.4%
SPDR Bloomberg Convertible Securities ETF	3.9%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
FPA New Income Fund, Institutional Class	3.4%
PIMCO Multi Sector Bond Active ETF	3.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Core Income Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SSIIX

Ocean Park Tactical Core Income Fund

Instl Class (SSIRX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Ocean Park Tactical Core Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-core-income-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Shares	$95	0.94%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, convertible funds, and floating rate funds were the largest contributors to the Fund’s performance on an absolute basis.

High grade US bonds, high yield corporate bonds, and municipal bond funds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ocean Park Tactical Core Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$13,488
$11,998
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Core Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,755	$10,519
Sep-2017	$11,153	$10,527
Sep-2018	$11,258	$10,399
Sep-2019	$11,889	$11,470
Sep-2020	$12,234	$12,271
Sep-2021	$12,865	$12,161
Sep-2022	$12,072	$10,385
Sep-2023	$11,964	$10,452
Sep-2024	$13,300	$11,662
Sep-2025	$13,488	$11,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	1.42%	1.97%	3.04%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,259,908,249
  Number of Portfolio Holdings73
  Advisory Fee (net of waivers)$10,641,198
  Portfolio Turnover184%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.0%
Money Market Funds	9.3%
Open End Funds	41.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	2.3%
Money Market Funds	10.2%
Fixed Income	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	16.3%
First American Government Obligations Fund, Class X	10.2%
Vanguard Total Bond Market ETF	8.1%
Invesco Senior Loan ETF	7.4%
JPMorgan Income Fund, Class I	5.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.4%
SPDR Bloomberg Convertible Securities ETF	3.9%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
FPA New Income Fund, Institutional Class	3.4%
PIMCO Multi Sector Bond Active ETF	3.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Core Income Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-core-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SSIRX

Ocean Park Tactical Municipal Fund

Class A Shares (STMKX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$122	1.24%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was negative on an absolute basis. The Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Cash and equivalents were the largest contributors towards the Fund’s performance on an absolute basis.

Municipal bond funds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$11,603
$10,885
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Municipal Fund	Bloomberg Municipal Bond Index
Dec-2018	$9,423	$10,000
Sep-2019	$10,103	$10,682
Sep-2020	$10,149	$11,119
Sep-2021	$10,844	$11,411
Sep-2022	$10,276	$10,099
Sep-2023	$10,213	$10,368
Sep-2024	$11,320	$11,443
Sep-2025	$10,885	$11,603

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund
Without Load	-3.85%	1.41%	2.16%
With Load	-7.47%	0.22%	1.26%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$178,353,780
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$1,736,828
  Portfolio Turnover200%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.1%
Money Market Funds	1.4%
Open End Funds	88.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.8%
Money Market Funds
1.4%
Liabilities in Excess of Other Assets
-1.2%

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	1.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	21.4%
Nuveen High Yield Municipal Bond Fund, Class I	16.7%
PIMCO High Yield Municipal Bond Fund, Institutional Class	12.6%
Nuveen Short Duration High Yield Municipal Bond, Class I	11.9%
PIMCO Municipal Bond Fund, Institutional Class	6.5%
Nuveen All-American Municipal Bond Fund, Class I	6.3%
Russell Tax Exempt High Yield Bond Fund, Class S	6.3%
Thornburg Limited Term Municipal Fund, Institutional Class	4.7%
First Trust Municipal High Income ETF	3.1%
American High-Income Municipal Bond Fund, Class I	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Municipal Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-STMKX

Ocean Park Tactical Municipal Fund

Class C Shares (STMHX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$194	1.99%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was negative on an absolute basis. The Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Cash and equivalents were the largest contributors towards the Fund’s performance on an absolute basis.

Municipal bond funds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$10,823
$10,266
Sep-2019
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Municipal Fund	Bloomberg Municipal Bond Index
Sep-2019	$10,000	$10,000
Sep-2019	$9,958	$9,965
Sep-2020	$9,938	$10,372
Sep-2021	$10,538	$10,645
Sep-2022	$9,911	$9,421
Sep-2023	$9,780	$9,672
Sep-2024	$10,757	$10,675
Sep-2025	$10,266	$10,823

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 10, 2019)
Ocean Park Tactical Municipal Fund	-4.57%	0.65%	0.43%
Bloomberg Municipal Bond Index	1.39%	0.86%	1.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$178,353,780
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$1,736,828
  Portfolio Turnover200%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.1%
Money Market Funds	1.4%
Open End Funds	88.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	1.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	21.4%
Nuveen High Yield Municipal Bond Fund, Class I	16.7%
PIMCO High Yield Municipal Bond Fund, Institutional Class	12.6%
Nuveen Short Duration High Yield Municipal Bond, Class I	11.9%
PIMCO Municipal Bond Fund, Institutional Class	6.5%
Nuveen All-American Municipal Bond Fund, Class I	6.3%
Russell Tax Exempt High Yield Bond Fund, Class S	6.3%
Thornburg Limited Term Municipal Fund, Institutional Class	4.7%
First Trust Municipal High Income ETF	3.1%
American High-Income Municipal Bond Fund, Class I	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Municipal Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-STMHX

Ocean Park Tactical Municipal Fund

Investor Class (STMNX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.38%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was negative on an absolute basis. The Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Cash and equivalents were the largest contributors towards the Fund’s performance on an absolute basis.

Municipal bond funds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$11,603
$11,409
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Municipal Fund	Bloomberg Municipal Bond Index
Dec-2018	$10,000	$10,000
Sep-2019	$10,685	$10,682
Sep-2020	$10,717	$11,119
Sep-2021	$11,431	$11,411
Sep-2022	$10,816	$10,099
Sep-2023	$10,734	$10,368
Sep-2024	$11,881	$11,443
Sep-2025	$11,409	$11,603

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	-3.98%	1.26%	1.97%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$178,353,780
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$1,736,828
  Portfolio Turnover200%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.1%
Money Market Funds	1.4%
Open End Funds	88.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	1.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	21.4%
Nuveen High Yield Municipal Bond Fund, Class I	16.7%
PIMCO High Yield Municipal Bond Fund, Institutional Class	12.6%
Nuveen Short Duration High Yield Municipal Bond, Class I	11.9%
PIMCO Municipal Bond Fund, Institutional Class	6.5%
Nuveen All-American Municipal Bond Fund, Class I	6.3%
Russell Tax Exempt High Yield Bond Fund, Class S	6.3%
Thornburg Limited Term Municipal Fund, Institutional Class	4.7%
First Trust Municipal High Income ETF	3.1%
American High-Income Municipal Bond Fund, Class I	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Municipal Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-STMNX

Ocean Park Tactical Municipal Fund

Instl Class (STMEX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$104	1.06%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was negative on an absolute basis. The Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Cash and equivalents were the largest contributors towards the Fund’s performance on an absolute basis.

Municipal bond funds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$11,691
$11,603
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Municipal Fund	Bloomberg Municipal Bond Index
Dec-2018	$10,000	$10,000
Sep-2019	$10,716	$10,682
Sep-2020	$10,796	$11,119
Sep-2021	$11,558	$11,411
Sep-2022	$10,975	$10,099
Sep-2023	$10,931	$10,368
Sep-2024	$12,140	$11,443
Sep-2025	$11,691	$11,603

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	-3.70%	1.60%	2.34%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$178,353,780
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$1,736,828
  Portfolio Turnover200%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.1%
Money Market Funds	1.4%
Open End Funds	88.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	1.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	21.4%
Nuveen High Yield Municipal Bond Fund, Class I	16.7%
PIMCO High Yield Municipal Bond Fund, Institutional Class	12.6%
Nuveen Short Duration High Yield Municipal Bond, Class I	11.9%
PIMCO Municipal Bond Fund, Institutional Class	6.5%
Nuveen All-American Municipal Bond Fund, Class I	6.3%
Russell Tax Exempt High Yield Bond Fund, Class S	6.3%
Thornburg Limited Term Municipal Fund, Institutional Class	4.7%
First Trust Municipal High Income ETF	3.1%
American High-Income Municipal Bond Fund, Class I	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Municipal Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-STMEX

Ocean Park Tactical Municipal Fund

Special Shares (STMYX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Municipal Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-municipal-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Special Shares	$91	0.93%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was negative on an absolute basis. The Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased the Fund’s cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Cash and equivalents were the largest contributors towards the Fund’s performance on an absolute basis.

Municipal bond funds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$11,785
$11,603
Dec-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Municipal Fund	Bloomberg Municipal Bond Index
Dec-2018	$10,000	$10,000
Sep-2019	$10,734	$10,682
Sep-2020	$10,821	$11,119
Sep-2021	$11,594	$11,411
Sep-2022	$11,023	$10,099
Sep-2023	$10,989	$10,368
Sep-2024	$12,218	$11,443
Sep-2025	$11,785	$11,603

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	-3.54%	1.72%	2.46%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$178,353,780
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$1,736,828
  Portfolio Turnover200%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.1%
Money Market Funds	1.4%
Open End Funds	88.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	1.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	21.4%
Nuveen High Yield Municipal Bond Fund, Class I	16.7%
PIMCO High Yield Municipal Bond Fund, Institutional Class	12.6%
Nuveen Short Duration High Yield Municipal Bond, Class I	11.9%
PIMCO Municipal Bond Fund, Institutional Class	6.5%
Nuveen All-American Municipal Bond Fund, Class I	6.3%
Russell Tax Exempt High Yield Bond Fund, Class S	6.3%
Thornburg Limited Term Municipal Fund, Institutional Class	4.7%
First Trust Municipal High Income ETF	3.1%
American High-Income Municipal Bond Fund, Class I	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Municipal Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-municipal-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-STMYX

Ocean Park Tactical Risk Spectrum 30 Fund

Instl Class (SRTJX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 30 Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

What were the Fund’s costs for the last year?

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$133	1.31%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased its cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, domestic equities and international equities were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds, municipal bond funds and high yield corporate bonds were the largest detractors towards the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 30 Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$12,669
$11,851
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Risk Spectrum 30 Fund	Morningstar Conservative Target Risk Index
Sep-2022	$10,000	$10,000
Sep-2023	$10,163	$10,455
Sep-2024	$11,505	$12,017
Sep-2025	$11,851	$12,669

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2022)
Ocean Park Tactical Risk Spectrum 30 Fund	3.01%	5.82%
Morningstar Conservative Target Risk Index	5.43%	8.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$169,769,286
  Number of Portfolio Holdings65
  Advisory Fee (net of waivers)$1,230,890
  Portfolio Turnover181%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.2%
Money Market Funds	9.4%
Open End Funds	38.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
70.1%
Equity
28.6%
Money Market Funds
10.3%
Alternative
0.8%
Liabilities in Excess of Other Assets
-9.8%

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Alternative	0.8%
Money Market Funds	10.3%
Equity	28.6%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	12.8%
SPDR Portfolio S&P 500 ETF	11.2%
First American Government Obligations Fund, Class X	10.3%
Invesco Senior Loan ETF	6.8%
Vanguard Total Bond Market ETF	6.0%
Thornburg Strategic Income Fund, Class I	5.6%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.5%
JPMorgan Mortgage-Backed Securities ETF	3.7%
PIMCO International Bond Fund Unhedged, Institutional Class	3.4%
JPMorgan Income Fund, Class I	3.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Risk Spectrum 30 Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SRTJX

Ocean Park Tactical Risk Spectrum 30 Fund

Investor Class (SRTNX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 30 Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

What were the Fund’s costs for the last year?

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$172	1.71%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased its cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Multisector bond funds, domestic equities and international equities were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds, municipal bond funds and high yield corporate bonds were the largest detractors towards the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 30 Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
Sep-2022
Sep-2023
Sep-2024
Sep-2025
$12,669
$11,654

	Ocean Park Tactical Risk Spectrum 30 Fund	Morningstar Conservative Target Risk Index
Sep-2022	$10,000	$10,000
Sep-2023	$10,163	$10,455
Sep-2024	$11,498	$12,017
Sep-2025	$11,654	$12,669

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2022)
Ocean Park Tactical Risk Spectrum 30 Fund	1.36%	5.23%
Morningstar Conservative Target Risk Index	5.43%	8.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$169,769,286
  Number of Portfolio Holdings65
  Advisory Fee (net of waivers)$1,230,890
  Portfolio Turnover181%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.2%
Money Market Funds	9.4%
Open End Funds	38.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Alternative	0.8%
Money Market Funds	10.3%
Equity	28.6%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	12.8%
SPDR Portfolio S&P 500 ETF	11.2%
First American Government Obligations Fund, Class X	10.3%
Invesco Senior Loan ETF	6.8%
Vanguard Total Bond Market ETF	6.0%
Thornburg Strategic Income Fund, Class I	5.6%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.5%
JPMorgan Mortgage-Backed Securities ETF	3.7%
PIMCO International Bond Fund Unhedged, Institutional Class	3.4%
JPMorgan Income Fund, Class I	3.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Risk Spectrum 30 Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SRTNX

Ocean Park Tactical Risk Spectrum 50 Fund

Class A Shares (SRFQX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$158	1.56%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased its cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Domestic equities, international equities and multisector bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 50 Fund
Morningstar Moderately Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$11,599
$10,096
May-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Risk Spectrum 50 Fund	Morningstar Moderately Conservative Target Risk Index
May-2021	$9,423	$10,000
Sep-2021	$9,346	$10,049
Sep-2022	$8,319	$8,375
Sep-2023	$8,596	$9,064
Sep-2024	$9,891	$10,743
Sep-2025	$10,096	$11,599

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund
Without Load	2.07%	1.60%
With Load	-1.76%	0.22%
Morningstar Moderately Conservative Target Risk Index	7.97%	3.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$295,926,569
  Number of Portfolio Holdings66
  Advisory Fee $3,448,205
  Portfolio Turnover168%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	61.9%
Money Market Funds	6.5%
Open End Funds	31.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
49.9%
Fixed Income
47.0%
Money Market Funds
6.9%
Alternative
2.7%
Liabilities in Excess of Other Assets
-6.5%

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Alternative	2.7%
Money Market Funds	6.9%
Fixed Income	47.0%
Equity	49.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	20.8%
PIMCO Income Fund, Institutional Class	9.6%
First American Government Obligations Fund, Class X	6.9%
Invesco Senior Loan ETF	5.0%
Thornburg Strategic Income Fund, Class I	4.4%
Vanguard Growth ETF	4.3%
Vanguard Total Bond Market ETF	4.0%
iShares MSCI International Momentum Factor ETF	3.0%
JPMorgan Mortgage-Backed Securities ETF	2.7%
Avantis International Small Cap Value ETF	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Risk Spectrum 50 Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SRFQX

Ocean Park Tactical Risk Spectrum 50 Fund

Class C Shares (SRFKX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$231	2.29%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased its cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Domestic equities, international equities and multisector bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 50 Fund
Morningstar Moderately Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$11,599
$10,380
May-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Risk Spectrum 50 Fund	Morningstar Moderately Conservative Target Risk Index
May-2021	$10,000	$10,000
Sep-2021	$9,895	$10,049
Sep-2022	$8,741	$8,375
Sep-2023	$8,967	$9,064
Sep-2024	$10,243	$10,743
Sep-2025	$10,380	$11,599

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	1.34%	0.86%
Morningstar Moderately Conservative Target Risk Index	7.97%	3.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$295,926,569
  Number of Portfolio Holdings66
  Advisory Fee $3,448,205
  Portfolio Turnover168%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	61.9%
Money Market Funds	6.5%
Open End Funds	31.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Alternative	2.7%
Money Market Funds	6.9%
Fixed Income	47.0%
Equity	49.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	20.8%
PIMCO Income Fund, Institutional Class	9.6%
First American Government Obligations Fund, Class X	6.9%
Invesco Senior Loan ETF	5.0%
Thornburg Strategic Income Fund, Class I	4.4%
Vanguard Growth ETF	4.3%
Vanguard Total Bond Market ETF	4.0%
iShares MSCI International Momentum Factor ETF	3.0%
JPMorgan Mortgage-Backed Securities ETF	2.7%
Avantis International Small Cap Value ETF	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Risk Spectrum 50 Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SRFKX

Ocean Park Tactical Risk Spectrum 50 Fund

Instl Class (SRFJX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$131	1.29%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased its cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Domestic equities, international equities and multisector bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 50 Fund
Morningstar Moderately Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$11,599
$10,834
May-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Risk Spectrum 50 Fund	Morningstar Moderately Conservative Target Risk Index
May-2021	$10,000	$10,000
Sep-2021	$9,924	$10,049
Sep-2022	$8,857	$8,375
Sep-2023	$9,176	$9,064
Sep-2024	$10,583	$10,743
Sep-2025	$10,834	$11,599

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	2.36%	1.86%
Morningstar Moderately Conservative Target Risk Index	7.97%	3.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$295,926,569
  Number of Portfolio Holdings66
  Advisory Fee $3,448,205
  Portfolio Turnover168%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	61.9%
Money Market Funds	6.5%
Open End Funds	31.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Alternative	2.7%
Money Market Funds	6.9%
Fixed Income	47.0%
Equity	49.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	20.8%
PIMCO Income Fund, Institutional Class	9.6%
First American Government Obligations Fund, Class X	6.9%
Invesco Senior Loan ETF	5.0%
Thornburg Strategic Income Fund, Class I	4.4%
Vanguard Growth ETF	4.3%
Vanguard Total Bond Market ETF	4.0%
iShares MSCI International Momentum Factor ETF	3.0%
JPMorgan Mortgage-Backed Securities ETF	2.7%
Avantis International Small Cap Value ETF	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Risk Spectrum 50 Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SRFJX

Ocean Park Tactical Risk Spectrum 50 Fund

Investor Class (SRFNX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 50 Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.71%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased its cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Domestic equities, international equities and multisector bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 50 Fund
Morningstar Moderately Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$11,599
$10,659
May-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Risk Spectrum 50 Fund	Morningstar Moderately Conservative Target Risk Index
May-2021	$10,000	$10,000
Sep-2021	$9,912	$10,049
Sep-2022	$8,810	$8,375
Sep-2023	$9,089	$9,064
Sep-2024	$10,452	$10,743
Sep-2025	$10,659	$11,599

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	1.98%	1.48%
Morningstar Moderately Conservative Target Risk Index	7.97%	3.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$295,926,569
  Number of Portfolio Holdings66
  Advisory Fee $3,448,205
  Portfolio Turnover168%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	61.9%
Money Market Funds	6.5%
Open End Funds	31.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Alternative	2.7%
Money Market Funds	6.9%
Fixed Income	47.0%
Equity	49.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	20.8%
PIMCO Income Fund, Institutional Class	9.6%
First American Government Obligations Fund, Class X	6.9%
Invesco Senior Loan ETF	5.0%
Thornburg Strategic Income Fund, Class I	4.4%
Vanguard Growth ETF	4.3%
Vanguard Total Bond Market ETF	4.0%
iShares MSCI International Momentum Factor ETF	3.0%
JPMorgan Mortgage-Backed Securities ETF	2.7%
Avantis International Small Cap Value ETF	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Risk Spectrum 50 Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SRFNX

Ocean Park Tactical Risk Spectrum 70 Fund

Instl Class (SRSJX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 70 Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$132	1.31%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased its cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Domestic equities, international equities and multisector bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds, emerging markets bonds and master limited partnerships (“MLPs”) were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 70 Fund
Morningstar Moderate Target Risk Index
$15,000
$10,000
$5,000
$0
$13,358
$11,984
Mar-2023
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Risk Spectrum 70 Fund	Morningstar Moderate Target Risk Index
Mar-2023	$10,000	$10,000
Sep-2023	$10,045	$9,911
Sep-2024	$11,729	$12,096
Sep-2025	$11,984	$13,358

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2023)
Ocean Park Tactical Risk Spectrum 70 Fund	2.17%	7.50%
Morningstar Moderate Target Risk Index	10.43%	12.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$71,566,218
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$589,818
  Portfolio Turnover217%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.9%
Money Market Funds	9.4%
Open End Funds	11.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
70.0%
Fixed Income
28.7%
Money Market Funds
10.3%
Alternative
1.0%
Liabilities in Excess of Other Assets
-10.0%

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	1.0%
Money Market Funds	10.3%
Fixed Income	28.7%
Equity	70.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	23.0%
First American Government Obligations Fund, Class X	10.3%
Vanguard Mid-Cap Growth ETF	7.2%
Vanguard Growth ETF	5.8%
Vanguard FTSE Emerging Markets ETF	5.1%
iShares MSCI International Momentum Factor ETF	3.7%
Avantis International Small Cap Value ETF	3.1%
Dimensional International Small Cap Value ETF	3.0%
First Trust Institutional Preferred Securities and Income ETF	2.9%
Dimensional International Value ETF	2.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Risk Spectrum 70 Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SRSJX

Ocean Park Tactical Risk Spectrum 70 Fund

Investor Class (SRSNX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Tactical Risk Spectrum 70 Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/. You can also request this information by contacting us at 1-866-738-4363.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.71%

How did the Fund perform during the reporting period?

For the year ended September 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed compared to its primary benchmark during the same period.

In April 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, the Fund’s holdings experienced a swift, but ultimately shallow, correction prompting Sell signals that substantially increased its cash position. As the market rebounded, the Fund did not participate in the early stages of recovery which negatively impacted the Fund’s performance relative to its benchmark.

Domestic equities, international equities and multisector bond funds were the largest contributors towards the Fund’s performance on an absolute basis.

High grade US bonds, emerging markets bonds and master limited partnerships (“MLPs”) were the largest detractors from the Fund’s performance on an absolute basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Tactical Risk Spectrum 70 Fund
Morningstar Moderate Target Risk Index
$15,000
$10,000
$5,000
$0
$13,358
$11,849
Mar-2023
Sep-2023
Sep-2024
Sep-2025

	Ocean Park Tactical Risk Spectrum 70 Fund	Morningstar Moderate Target Risk Index
Mar-2023	$10,000	$10,000
Sep-2023	$10,023	$9,911
Sep-2024	$11,637	$12,096
Sep-2025	$11,849	$13,358

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2023)
Ocean Park Tactical Risk Spectrum 70 Fund	1.82%	7.02%
Morningstar Moderate Target Risk Index	10.43%	12.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$71,566,218
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$589,818
  Portfolio Turnover217%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.9%
Money Market Funds	9.4%
Open End Funds	11.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	1.0%
Money Market Funds	10.3%
Fixed Income	28.7%
Equity	70.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	23.0%
First American Government Obligations Fund, Class X	10.3%
Vanguard Mid-Cap Growth ETF	7.2%
Vanguard Growth ETF	5.8%
Vanguard FTSE Emerging Markets ETF	5.1%
iShares MSCI International Momentum Factor ETF	3.7%
Avantis International Small Cap Value ETF	3.1%
Dimensional International Small Cap Value ETF	3.0%
First Trust Institutional Preferred Securities and Income ETF	2.9%
Dimensional International Value ETF	2.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Ocean Park Tactical Risk Spectrum 70 Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SRSNX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $129,700

2024 - $129,700

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $24,000

2024 – $24,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OCEAN PARK TACTICAL ALL ASSET FUND

OCEAN PARK TACTICAL CORE INCOME FUND

OCEAN PARK TACTICAL MUNICIPAL FUND

OCEAN PARK TACTICAL BOND FUND

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND

OCEAN PARK TACTICAL CORE GROWTH FUND

Annual Financial Statements and Additional Information
September 30, 2025

1-866-738-4363
www.oceanparkam.com

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.3%
	EQUITY - 39.1%
128,100	Avantis International Small Cap Value ETF	$11,404,743
70,700	Avantis U.S. Small Cap Value ETF	7,036,771
230,400	Dimensional International Value ETF(a)	10,626,048
112,000	iShares MSCI Canada ETF(a)	5,661,600
80,400	iShares MSCI Eurozone ETF	4,979,976
273,800	iShares MSCI International Momentum Factor ETF	13,109,544
72,900	iShares MSCI Italy ETF	3,787,155
41,600	iShares U.S. Aerospace & Defense ETF(a)	8,705,216
767,000	SPDR Portfolio S&P 500 ETF	60,086,780
126,800	Vanguard FTSE Emerging Markets ETF(a)	6,870,024
29,300	Vanguard Growth ETF	14,052,573
42,600	Vanguard Mid-Cap Growth ETF(a)	12,515,454
23,700	Vanguard Small-Cap Growth ETF	7,053,594
		165,889,478
	FIXED INCOME - 18.2%
174,600	Eldridge BBB-B CLO ETF(a)	4,682,772
247,200	First Trust Institutional Preferred Securities and Income ETF	4,780,848
100,400	First Trust Senior Loan ETF	4,602,336
96,400	Franklin High Yield Corporate ETF	2,364,692
196,900	Invesco Senior Loan ETF(a)	4,121,117
54,200	iShares Convertible Bond ETF(a)	5,422,710
66,500	iShares Floating Rate Bond ETF	3,397,153
57,600	iShares iBoxx $ High Yield Corporate Bond ETF	4,676,544
119,900	iShares JP Morgan EM Local Currency Bond ETF(c)	4,941,079
23,300	PGIM Floating Rate Income ETF	1,168,029
175,100	PIMCO Multi Sector Bond Active ETF	4,699,684
246,100	Principal Spectrum Preferred Securities Active ETF	4,710,354
81,800	SPDR Blackstone High Income ETF	2,343,570
235,400	VanEck Emerging Markets High Yield Bond ETF	4,719,770
139,300	VanEck Vectors Preferred Securities ex Financials ETF	2,475,361
33,300	Vanguard Intermediate-Term Corporate Bond ETF(a)	2,800,863
205,000	Vanguard Total Bond Market ETF	15,245,850
		77,152,732

	TOTAL EXCHANGE-TRADED FUNDS (Cost $221,096,478)	243,042,210

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 42.5%
	ALTERNATIVE - 2.5%
1,188,407	DoubleLine Flexible Income Fund, Class I	$10,422,326
1	JPMorgan Hedged Equity Fund, Class I	36
		10,422,362
	EQUITY - 1.4%
1	JPMorgan Emerging Markets Equity Fund, Class I	43
354,624	Kopernik Global All-Cap Fund, Class I	5,936,407
304	Thornburg Investment Income Builder Fund, Class I	9,749
		5,946,199
	FIXED INCOME - 38.6%
2,309	American Century High Income Fund, Class I	20,342
2	BlackRock Floating Rate Income Fund, Institutional Class	15
2,211	BlackRock High Yield Portfolio Fund, Institutional Class	16,029
6,800	BlackRock National Municipal Fund, Institutional Class	67,728
2,721	BlackRock Strategic Income Opportunities Fund, Institutional Class	26,641
2,946	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	30,665
212,547	Dodge & Cox Global Bond Fund, Class I	2,399,657
1	JPMorgan Emerging Markets Debt Fund, Class I	8
1,383,179	JPMorgan Income Fund, Class I	11,895,336
6	Metropolitan West High Yield Bond Fund, Class I	56
2,945	Metropolitan West Total Return Bond Fund, Class I	27,155
3,311	Neuberger Berman Strategic Income Fund, Class I	33,905
2,025	Nuveen All-American Municipal Bond Fund, Class I	20,170
7,376	Nuveen Bond Index Fund, Institutional Class	72,212
2,300	Nuveen California Municipal Bond Fund, Class I	22,706
5,562	Nuveen High Yield Municipal Bond Fund, Class I	79,589
2,420	Nuveen Preferred Securities and Income Fund, Class I	39,010
3,787	Nuveen Short Duration High Yield Municipal Bond Fund, Class I	35,715
960	Nuveen Strategic Income Fund, Class I	9,605
729	PIMCO Diversified Income Fund, Institutional Class	7,287
5,679	PIMCO Emerging Markets Bond Fund, Institutional Class	50,712
4,556	PIMCO Emerging Markets Local Currency and Bond Fund, Institutional Class	28,426
24	PIMCO High Yield Municipal Bond Fund, Institutional Class	203
6,664,095	PIMCO Income Fund, Institutional Class	72,505,359
2,911,569	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	28,882,769
9,349	PIMCO Investment Grade Credit Bond Fund, Institutional Class	86,200

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 42.5% (Continued)
	FIXED INCOME - 38.6% (Continued)
8	PIMCO Long-Term Credit Bond Fund, Institutional Class	$74
1,342	PIMCO Real Return Fund, Institutional Class	14,019
4,689	PIMCO Total Return Fund, Institutional Class	41,311
1,588,628	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	14,964,875
9,776	TCW Emerging Markets Income Fund, Class I	67,259
1,634,787	Thornburg Strategic Income Fund, Class I	18,963,525
1,381,288	Voya Securitized Credit Fund, Class I	13,357,056
		163,765,619
	MIXED ALLOCATION - 0.0%(d)
1,656	Nuveen Real Asset Income Fund, Class I	37,352

	TOTAL OPEN END FUNDS (Cost $170,115,010)	180,171,532

	SHORT-TERM INVESTMENTS — 9.9%
	COLLATERAL FOR SECURITIES LOANED - 9.6%
40,870,223	First American Government Obligations Fund, Class X, 4.05%(b)(e) (Cost $40,870,223)	40,870,223

	MONEY MARKET FUND - 0.3%
1,167,075	First American Government Obligations Fund, Class X, 4.05%(e) (Cost $1,167,075)	1,167,075

	TOTAL SHORT-TERM INVESTMENTS (Cost $42,037,298)	42,037,298

	TOTAL INVESTMENTS - 109.7% (Cost $433,248,786)	$465,251,040
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.7)%	(40,931,775)
	NET ASSETS - 100.0%	$424,319,265

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $40,150,209, as of September 30, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $40,870,223 at September 30, 2025.

(c)	Non-income producing security.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.9%
	FIXED INCOME - 53.9%
392,700	First Trust Preferred Securities and Income ETF(a)	$7,162,848
408,400	Franklin Senior Loan ETF	9,809,768
560,100	Global X US Preferred ETF	10,882,743
4,470,500	Invesco Senior Loan ETF(a)	93,567,565
165,700	iShares Convertible Bond ETF(a)	16,578,285
189,100	iShares Floating Rate Bond ETF	9,660,174
504,600	iShares iBoxx $ High Yield Corporate Bond ETF(a)	40,968,474
234,600	iShares J.P. Morgan USD Emerging Markets Bond ETF	22,331,574
401,300	iShares MBS ETF	38,183,695
699,400	iShares Preferred and Income Securities ETF	22,115,028
351,700	JPMorgan Active Bond ETF	19,048,072
597,185	JPMorgan Mortgage-Backed Securities ETF	30,456,435
204,100	PIMCO Active Bond ETF	19,052,735
1,534,300	PIMCO Multi Sector Bond Active ETF	41,180,612
208,900	Pimco Senior Loan Active ETF	10,668,523
348,300	SPDR Bloomberg Barclays Emerging Markets Local ETF	7,439,688
545,100	SPDR Bloomberg Convertible Securities ETF(a)	49,331,550
835,100	SPDR Bloomberg Investment Grade Floating Rate ETF(a)	25,771,186
265,100	Vaneck CLO ETF(a)	14,076,810
2,173,500	VanEck J. P. Morgan EM Local Currency Bond ETF	55,445,985
412,000	VanEck Vectors Investment Grade Floating Rate ETF(a)	10,534,840
295,000	Vanguard Long-Term Corporate Bond ETF(a)	22,906,750
1,364,300	Vanguard Total Bond Market ETF	101,462,990
	TOTAL EXCHANGE-TRADED FUNDS (Cost $657,602,023)	678,636,330

	OPEN END FUNDS — 45.9%
	ALTERNATIVE - 2.3%
2,683,437	Metropolitan West Unconstrained Bond Fund, Class I	28,122,420
62,166	Victory Market Neutral Income Fund, Class I	534,009
		28,656,429
	FIXED INCOME - 43.6%
10,049	Allspring Municipal Bond Fund, Institutional Class	97,069
5,904	American Century High Income Fund, Class I	52,014
3,362,253	Angel Oak Multi-Strategy Income Fund, Institutional Class	29,352,473
1,960	Aristotle Floating Rate Income Fund, Class I	18,480

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 45.9% (Continued)
	FIXED INCOME - 43.6% (Continued)
2,759	BlackRock Floating Rate Income Fund, Institutional Class	$26,462
8,161	BlackRock High Yield Portfolio Fund, Institutional Class	59,165
19,405	BlackRock National Municipal Fund, Institutional Class	193,278
2,991	BlackRock New York Municipal Opportunities Fund, Institutional Class	31,141
7,750	BlackRock Strategic Income Opportunities Fund, Institutional Class	75,872
8,300	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	86,400
8,098	Credit Suisse Floating Rate High Income Fund, Institutional Class	50,129
1,298,772	Dodge & Cox Global Bond Fund, Class I	14,663,138
703	Fidelity Capital & Income Fund, Class I	7,621
4,193,210	FPA New Income Fund, Institutional Class	42,309,492
2,239,959	Holbrook Income Fund, Class I	21,996,401
774,614	JPMorgan Emerging Markets Debt Fund, Class I	5,050,482
8,280,678	JPMorgan Income Fund, Class I	71,213,832
379,496	Leader Capital High Quality Income Fund, Institutional Class	4,219,995
1,302	Medalist Partners MBS Total Return Fund, Institutional Class	11,305
11,964	Metropolitan West Total Return Bond Fund, Class I	110,312
878	Neuberger Berman Floating Rate Income Fund, Class I	8,216
10,324	Neuberger Berman Strategic Income Fund, Class I	105,719
9,992	Nuveen All-American Municipal Bond Fund, Class I	99,519
23,567	Nuveen Bond Index Fund, Institutional Class	230,717
20,227	Nuveen High Yield Municipal Bond Fund, Class I	289,452
1,963	Nuveen Intermediate Duration Municipal Bond Fund, Class I	17,390
2,349	Nuveen Preferred Securities and Income Fund, Class I	37,869
10,686	Nuveen Short Duration High Yield Municipal Bond Fund, Class I	100,764
34	Nuveen Strategic Income Fund, Class I	343
462,296	Payden Emerging Markets Bond Fund, Class I	5,052,948
11,006	PIMCO Diversified Income Fund, Institutional Class	110,059
3,960,307	PIMCO Dynamic Bond Fund, Institutional Class	40,672,355
1,150,950	PIMCO Emerging Markets Bond Fund, Institutional Class	10,277,980
10,350	PIMCO Emerging Markets Local Currency and Bond Fund, Institutional Class	64,587
16,619	PIMCO High Yield Municipal Bond Fund, Institutional Class	139,263
18,835,233	PIMCO Income Fund, Institutional Class	204,927,331
3,944,430	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	39,128,750
507	PIMCO International Bond Fund Unhedged, Institutional Class	3,998
14,656	PIMCO Investment Grade Credit Bond Fund, Institutional Class	135,125

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 45.9% (Continued)
	FIXED INCOME - 43.6% (Continued)
7,555	PIMCO Long-Term Credit Bond Fund, Institutional Class	$67,999
775	PIMCO Low Duration Income Fund, Institutional Class	6,395
4,088	PIMCO Real Return Fund, Institutional Class	42,724
10,699	PIMCO Total Return Fund, Institutional Class	94,254
4,710,929	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	44,376,951
1,341,495	Thompson Bond Fund, Institutional Class	14,273,512
1,272	Thornburg Strategic Income Fund, Class I	14,753
		549,904,034

	TOTAL OPEN END FUNDS (Cost $554,647,720)	578,560,463

	SHORT-TERM INVESTMENTS — 10.2%
	COLLATERAL FOR SECURITIES LOANED - 9.9%
124,420,183	First American Government Obligations Fund, Class X, 4.05%(b)(c) (Cost $124,420,183)	124,420,183

	MONEY MARKET FUND - 0.3%
4,614,714	First American Government Obligations Fund, Class X, 4.05%(c) (Cost $4,614,714)	4,614,714

	TOTAL SHORT-TERM INVESTMENTS (Cost $129,034,897)	129,034,897

	TOTAL INVESTMENTS - 110.0% (Cost $1,341,284,640)	$1,386,231,690
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0)%	(126,323,441)
	NET ASSETS - 100.0%	$1,259,908,249

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

MBS	- Mortgage Backed Security

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $121,185,844, as of September 30, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $124,420,183 at September 30, 2025.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.2%
	FIXED INCOME - 10.2%
116,300	First Trust Municipal High Income ETF	$5,525,413
86,300	Franklin Dynamic Municipal Bond ETF	2,137,651
22,000	JPMorgan High Yield Municipal ETF	1,110,780
14,500	JPMorgan Ultra-Short Municipal Income ETF(a)	740,080
41,300	PIMCO Short Term Municipal Bond Active ETF	2,088,541
215,200	SPDR Nuveen ICE High Yield Municipal Bond ETF(a)	5,364,936
56,800	VanEck Short High Yield Muni ETF(a)	1,300,720
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,010,093)	18,268,121

	OPEN END FUNDS — 89.6%
	FIXED INCOME - 89.6%
786	Allspring California Tax-Free Fund, Institutional Class	8,183
3,944,751	Allspring Municipal Bond Fund, Institutional Class	38,106,295
2,075	American Century High-Yield Municipal Fund, Class I	18,032
356,956	American High-Income Municipal Bond Fund, Class I	5,432,875
9,190	BlackRock National Municipal Fund, Institutional Class	91,535
3,767	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	39,215
3,842	City National Rochdale Municipal High Income Fund, Service Class	35,158
5,303	First Eagle Funds - First Eagle High Income Fund, Class I	43,380
4,557	Northern Intermediate Tax-Exempt Fund, Class I	44,882
1,127,441	Nuveen All-American Municipal Bond Fund, Class I	11,229,315
1,146	Nuveen California High Yield Municipal Bond Fund, Class I	8,885
2,285	Nuveen California Municipal Bond Fund, Class I	22,556
2,079,321	Nuveen High Yield Municipal Bond Fund, Class I	29,755,081
866	Nuveen Intermediate Duration Municipal Bond Fund, Class I	7,674
823	Nuveen Limited Term Municipal Bond Fund, Class I	9,033
2,240,700	Nuveen Short Duration High Yield Municipal Bond Fund, Class I	21,129,797
2,688,136	PIMCO High Yield Municipal Bond Fund, Institutional Class	22,526,583
1,238,193	PIMCO Municipal Bond Fund, Institutional Class	11,614,252
1,001	Putnam Strategic Intermediate Municipal Fund, Class Y	14,075
1,159,766	Russell Tax Exempt High Yield Bond Fund, Class S	11,203,342
616,526	Thornburg Limited Term Municipal Fund, Institutional Class	8,415,573
	TOTAL OPEN END FUNDS (Cost $158,048,214)	159,755,721

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.4%
	COLLATERAL FOR SECURITIES LOANED - 1.1%
1,940,262	First American Government Obligations Fund, Class X, 4.05%(b)(c) (Cost $1,940,262)	$1,940,262

	MONEY MARKET FUNDS - 0.3%
8,810	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.90%(c) (d)	8,811
529,170	First American Government Obligations Fund, Class X, 4.05%(c)	529,170
	TOTAL MONEY MARKET FUNDS (Cost $537,981)	537,981

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,478,243)	2,478,243

	TOTAL INVESTMENTS - 101.2% (Cost $178,536,550)	$180,502,085
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(2,148,305)
	NET ASSETS - 100.0%	$178,353,780

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $1,892,504, as of September 30, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $1,940,262 at September 30, 2025.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(d)	Floating Net Asset Value

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares			Fair Value
		EXCHANGE-TRADED FUNDS — 59.7%
		FIXED INCOME - 59.7%
131,600		BNY Mellon High Yield ETF	$6,409,052
241,600		First Trust Tactical High Yield ETF(a)	10,159,280
248,800		FlexShares High Yield Value-Scored Bond Index Fund	10,250,560
1,238,300		iShares 0-5 Year High Yield Corporate Bond ETF	53,618,390
7,609,600		iShares Broad USD High Yield Corporate Bond ETF	287,490,688
1,133,100		iShares Fallen Angels USD Bond ETF	31,477,518
427,800		iShares High Yield Systematic Bond ETF	20,468,091
2,800,600		iShares iBoxx $ High Yield Corporate Bond ETF(a)	227,380,714
265,700		JPMorgan BetaBuilders USD High Yield Corporate Bond ETF(a)	12,487,900
128,300		PGIM Active High Yield Bond ETF	4,586,725
2,090,200		SPDR Bloomberg High Yield Bond ETF(a)	204,818,698
1,913,900		SPDR Bloomberg Short Term High Yield Bond ETF(a)	48,995,840
3,748,100		SPDR Portfolio High Yield Bond ETF(a)	89,729,514
1,049,200		VanEck Fallen Angel High Yield Bond ETF	31,192,716
1,155,500		Xtrackers USD High Yield Corporate Bond ETF	42,880,605
		TOTAL EXCHANGE-TRADED FUNDS (Cost $1,057,853,529)	1,081,946,291

		OPEN END FUNDS — 40.0%
		FIXED INCOME - 40.0%
997,837		Allspring Short-Term High Income Fund, Institutional Class	7,882,912
1,118,135		American Beacon SiM High Yield Opportunities Fund, Class Y	10,588,734
1,822,141		American Century High Income Fund, Class I	16,053,060
64,014,999		BlackRock High Yield Portfolio Fund, Institutional Class	464,108,739
3,960,252		Eaton Vance Income Fund of Boston, Institutional Class	20,949,733
19,081		Fidelity Capital & Income Fund, Class I	206,842
51,235		Fidelity High Income Fund, Class I	417,568
1,228,005		MassMutual High Yield Fund, Class I	10,057,362
13		Metropolitan West High Yield Bond Fund, Class I	120
0	(d)	Neuberger Berman High Income Bond Fund, Institutional Class	1
4,457		Nuveen High Yield Fund, Institutional Class	39,664
12,290,038		Osterweis Strategic Income Fund, Class I	138,508,725
8,835,651		PGIM High Yield Fund, Class Z	43,206,333
24,575		PGIM Short Duration High Yield Fund, Class Z	208,638
0	(d)	PIMCO High Yield Fund, Institutional Class	1
0	(d)	PIMCO High Yield Spectrum Fund, Institutional Class	0	(e)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 40.0% (Continued)
	FIXED INCOME - 40.0% (Continued)
4,646	Principal High Yield Fund, Institutional Class	$31,405
1,248,602	RBC BlueBay High Yield Bond Fund, Class I	12,610,885
	TOTAL OPEN END FUNDS (Cost $705,374,262)	724,870,722

	SHORT-TERM INVESTMENTS — 10.4%
	COLLATERAL FOR SECURITIES LOANED - 10.2%
186,006,276	First American Government Obligations Fund, Class X, 4.05%(b)(c) (Cost $186,006,276)	186,006,276

	MONEY MARKET FUND - 0.2%
3,075,282	First American Government Obligations Fund, Class X, 4.05%(c) (Cost $3,075,282)	3,075,282

	TOTAL SHORT-TERM INVESTMENTS (Cost $189,081,558)	189,081,558

	TOTAL INVESTMENTS - 110.1% (Cost $1,952,309,349)	$1,995,898,571
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1)%	(183,324,456)
	NET ASSETS - 100.0%	$1,812,574,115

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $181,778,384, as of September 30, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $186,006,276 at September 30, 2025.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(d)	Less than one share.

(e)	Less than $1 USD.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.0%
	EQUITY - 46.6%
87,600	Avantis International Small Cap Value ETF	$7,799,028
49,300	Avantis U.S. Small Cap Value ETF	4,906,829
209,700	Dimensional International Small Cap Value ETF	7,484,193
157,600	Dimensional International Value ETF	7,268,512
76,700	iShares MSCI Canada ETF(a)	3,877,185
187,500	iShares MSCI International Momentum Factor ETF(a)	8,977,500
13,400	iShares MSCI Italy ETF	696,130
28,600	iShares U.S. Aerospace & Defense ETF(a)	5,984,836
784,100	SPDR Portfolio S&P 500 ETF	61,426,394
86,900	Vanguard FTSE Emerging Markets ETF(a)	4,708,242
26,600	Vanguard Growth ETF	12,757,626
24,000	Vanguard Mid-Cap Growth ETF(a)	7,050,960
16,600	Vanguard Small-Cap Growth ETF(a)	4,940,492
		137,877,927
	FIXED INCOME - 19.4%
119,600	Eldridge BBB-B CLO ETF(a)	3,207,672
68,800	First Trust Senior Loan ETF	3,153,792
703,200	Invesco Senior Loan ETF(a)	14,717,976
36,600	iShares CMBS ETF	1,795,962
69,500	iShares Floating Rate Bond ETF	3,550,408
159,142	JPMorgan Mortgage-Backed Securities ETF	8,116,242
120,100	PIMCO Multi Sector Bond Active ETF	3,223,484
25,200	Vanguard Intermediate-Term Corporate Bond ETF(a)	2,119,572
34,600	Vanguard Long-Term Corporate Bond ETF(a)	2,686,690
157,300	Vanguard Total Bond Market ETF	11,698,401
139,200	Virtus InfraCap U.S. Preferred Stock ETF	3,022,032
		57,292,231

	TOTAL EXCHANGE-TRADED FUNDS (Cost $176,765,610)	195,170,158

	OPEN END FUNDS — 33.6%
	ALTERNATIVE - 2.7%
363,366	DoubleLine Flexible Income Fund, Class I	3,186,721
516,743	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	4,919,392

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares			Fair Value
		OPEN END FUNDS — 33.6% (Continued)
		ALTERNATIVE - 2.7% (Continued)
1		JPMorgan Hedged Equity Fund, Class I	$36
			8,106,149
		EQUITY - 3.3%
353,067		Kopernik Global All-Cap Fund, Class I	5,910,338
198,268		Pear Tree Polaris Foreign Value Small Cap Fund, Institutional Class	3,745,275
			9,655,613
		FIXED INCOME - 27.6%
540		Allspring California Tax-Free Fund, Institutional Class	5,622
1,796		Ashmore Emerging Markets Total Return Fund, Institutional Class	9,377
582		BlackRock Floating Rate Income Fund, Institutional Class	5,584
526,894		BlackRock High Yield Fund, Institutional Class	3,819,979
1,165		BlackRock National Municipal Fund, Institutional Class	11,600
828		BlackRock Strategic Income Opportunities Fund, Institutional Class	8,109
368		BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,828
585,838		CrossingBridge Low Duration High Income Fund, Institutional Class	5,717,721
145,744		Dodge & Cox Global Bond Fund, Class I	1,645,453
350,118		DoubleLine Low Duration Emerging Markets Fixed Fund, Class I	3,417,150
825,105		JPMorgan Income Fund, Class I	7,095,905
1,355		Metropolitan West Total Return Bond Fund, Class I	12,491
1,207		Neuberger Berman Strategic Income Fund, Institutional Class	12,365
113,907		North Square Preferred And Income Securities Fund, Class I	2,488,875
666		Nuveen All-American Municipal Bond Fund, Class I	6,629
2,571		Nuveen Bond Index Fund, Institutional Class	25,174
1,931		Nuveen High Yield Municipal Bond Fund, Class I	27,636
1,396		Nuveen Preferred Securities and Income Fund, Class I	22,505
475		Nuveen Short Duration High Yield Municipal Bond Fund, Class I	4,481
744		Nuveen Strategic Income Fund, Class I	7,443
668		PIMCO Diversified Income Fund, Institutional Class	6,684
2,223		PIMCO Emerging Markets Bond Fund, Institutional Class	19,849
0	(d)	PIMCO Emerging Markets Currency and Short-Term Investments Fund, Institutional Class	0	(e)
3		PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	19
2,605,267		PIMCO Income Fund, Institutional Class	28,345,303
730,463		PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7,246,197
4,071		PIMCO Investment Grade Credit Bond Fund, Institutional Class	37,538
593		PIMCO Long-Term Credit Bond Fund, Institutional Class	5,341

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 33.6% (Continued)
	FIXED INCOME - 27.6% (Continued)
284	PIMCO Low Duration Income Fund, Institutional Class	$2,346
452	PIMCO Real Return Fund, Institutional Class	4,719
971	PIMCO Total Return Fund, Institutional Class	8,556
600,064	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,652,603
337,070	RiverPark Strategic Income Fund, Institutional Class	2,937,600
3,307	TCW Emerging Markets Income Fund, Class I	22,751
1,121,492	Thornburg Strategic Income Fund, Class I	13,009,305
		81,646,738

	TOTAL OPEN END FUNDS (Cost $94,837,070)	99,408,500

	SHORT-TERM INVESTMENTS — 6.9%
	COLLATERAL FOR SECURITIES LOANED - 6.8%
20,119,488	First American Government Obligations Fund, Class X, 4.05%(b)(c) (Cost $20,119,488)	20,119,488

	MONEY MARKET FUND - 0.1%
425,027	First American Government Obligations Fund, Class X, 4.05%(c) (Cost $425,027)	425,027

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,544,515)	20,544,515

	TOTAL INVESTMENTS - 106.5% (Cost $292,147,195)	$315,123,173
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5)%	(19,196,604)
	NET ASSETS - 100.0%	$295,926,569

CLO	- Collateralized Loan Obligation

CMBS	- Commercial Mortgage Backed Securities

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $19,705,723, as of September 30, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $20,119,488 at September 30, 2025.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(d)	Less than one share.

(e)	Less than $1 USD.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.4%
	EQUITY - 26.4%
29,500	Avantis International Small Cap Value ETF	$2,626,385
16,800	Avantis U.S. Small Cap Value ETF	1,672,104
70,600	Dimensional International Small Cap Value ETF	2,519,714
53,100	Dimensional International Value ETF	2,448,972
25,800	iShares MSCI Canada ETF	1,304,190
63,100	iShares MSCI International Momentum Factor ETF	3,021,228
24,000	iShares MSCI Italy ETF	1,246,800
9,600	iShares U.S. Aerospace & Defense ETF(a)	2,008,896
242,100	SPDR Portfolio S&P 500 ETF	18,966,114
29,200	Vanguard FTSE Emerging Markets ETF	1,582,056
6,900	Vanguard Growth ETF	3,309,309
8,300	Vanguard Mid-Cap Growth ETF(a)	2,438,457
5,700	Vanguard Small-Cap Growth ETF	1,696,434
		44,840,659
	FIXED INCOME - 31.0%
93,900	Eldridge BBB-B CLO ETF(a)	2,518,398
54,000	First Trust Senior Loan ETF	2,475,360
552,200	Invesco Senior Loan ETF(a)	11,557,546
20,586	iShares CMBS ETF	1,010,155
48,900	iShares Floating Rate Bond ETF	2,498,057
92,500	iShares J.P. Morgan EM High Yield Bond ETF	3,671,325
13,700	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,304,103
39,300	iShares JP Morgan EM Corporate Bond ETF	1,816,446
125,103	JPMorgan Mortgage-Backed Securities ETF	6,380,253
94,200	PIMCO Multi Sector Bond Active ETF	2,528,328
54,500	SPDR Blackstone Senior Loan ETF	2,266,110
11,600	Vanguard Intermediate-Term Corporate Bond ETF(a)	975,676
136,800	Vanguard Total Bond Market ETF	10,173,816
155,200	Virtus InfraCap U.S. Preferred Stock ETF	3,369,392
		52,544,965

	TOTAL EXCHANGE-TRADED FUNDS (Cost $90,513,380)	97,385,624

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 42.1%
	ALTERNATIVE - 0.8%
84,830	DoubleLine Flexible Income Fund, Class I	$743,959
69,613	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	662,716
		1,406,675
	EQUITY - 2.2%
143,648	Kopernik Global All-Cap Fund	2,404,660
66,789	Pear Tree Polaris Foreign Value Small Cap Fund, Institutional Class	1,261,649
322	Thornburg Investment Income Builder Fund, Class I	10,341
		3,676,650
	FIXED INCOME - 39.1%
115	American Century High Income Fund, Class I	1,014
689	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	3,977
526	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,746
298,096	BlackRock High Yield Fund, Institutional Class	2,161,198
129	BlackRock Strategic Income Opportunities Fund, Institutional Class	1,262
173	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,796
71,494	CrossingBridge Low Duration High Income Fund, Institutional Class	697,773
114,341	Dodge & Cox Global Bond Fund, Class I	1,290,905
55,497	DoubleLine Low Duration Emerging Markets Fixed Fund, Class I	541,649
564	First Eagle Funds - First Eagle High Income Fund, Class I	4,615
248,513	Holbrook Structured Income Fund, Class I	2,432,943
653,191	JPMorgan Income Fund, Class I	5,617,444
1,429	Medalist Partners MBS Total Return Fund, Institutional Class	12,401
196	Metropolitan West Total Return Bond Fund, Class I	1,811
317	Nuveen Bond Index Fund, Institutional Class	3,104
241	Nuveen High Yield Municipal Bond Fund, Class I	3,453
121	Nuveen Preferred Securities and Income Fund, Class I	1,956
168	Nuveen Short Duration High Yield Municipal Bond, Class I	1,584
186	Nuveen Strategic Income Fund, Class I	1,864
426,589	PIMCO Global Bond Opportunities Fund U.S., Institutional Class	4,197,637
1,991,840	PIMCO Income Fund, Institutional Class	21,671,221
763,722	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7,576,126
736,322	PIMCO International Bond Fund Unhedged, Institutional Class	5,802,217
834	PIMCO Investment Grade Credit Bond Fund, Institutional Class	7,691
166	PIMCO Total Return Fund, Institutional Class	1,463
415,515	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3,914,154

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 42.1% (Continued)
	FIXED INCOME - 39.1% (Continued)
113,004	RiverPark Strategic Income Fund, Institutional Class	$984,842
150	TCW Emerging Markets Income Fund, Class I	1,031
1	TCW Emerging Markets Local Currency Income Fund, Class I	9
1	TCW Securitized Bond Fund, Class I	9
817,540	Thornburg Strategic Income Fund, Class I	9,483,470
		66,423,365

	TOTAL OPEN END FUNDS (Cost $69,920,365)	71,506,690

	SHORT-TERM INVESTMENTS — 10.3%
	COLLATERAL FOR SECURITIES LOANED - 10.3%
17,429,740	First American Government Obligations Fund, Class X, 4.05%(b)(c) (Cost $17,429,740)	17,429,740

	MONEY MARKET FUND - 0.0%(d)
83,657	First American Government Obligations Fund, Class X, 4.05%(c) (Cost $83,657)	83,657

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,513,397)	17,513,397

	TOTAL INVESTMENTS - 109.8% (Cost $177,947,142)	$186,405,711
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.8)%	(16,636,425)
	NET ASSETS - 100.0%	$169,769,286

CLO	- Collateralized Loan Obligation

CMBS	- Commercial Mortgage Backed Securities

ETF	- Exchange-Traded Fund

MBS	- Mortgage Backed Securities

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $17,015,804, as of September 30, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $17,429,740 at September 30, 2025.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(d)	Rounds to less than 0.1%.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.8%
	EQUITY - 65.3%
25,200	Avantis International Small Cap Value ETF	$2,243,556
15,100	Avantis U.S. Small Cap Value ETF	1,502,903
60,400	Dimensional International Small Cap Value ETF	2,155,676
45,400	Dimensional International Value ETF	2,093,848
4,000	Invesco China Technology ETF	236,040
26,200	iShares MSCI Canada ETF	1,324,410
11,800	iShares MSCI Eurozone ETF	730,892
54,400	iShares MSCI International Momentum Factor ETF	2,604,672
20,700	iShares MSCI Italy ETF	1,075,365
9,000	iShares U.S. Aerospace & Defense ETF(a)	1,883,340
209,700	SPDR Portfolio S&P 500 ETF	16,427,898
66,800	Vanguard FTSE Emerging Markets ETF(a)	3,619,224
8,700	Vanguard Growth ETF	4,172,607
17,400	Vanguard Mid-Cap Growth ETF(a)	5,111,946
5,100	Vanguard Small-Cap Growth ETF	1,517,862
		46,700,239
	FIXED INCOME - 21.5%
14,900	Eldridge BBB-B CLO ETF	399,618
108,300	First Trust Institutional Preferred Securities and Income ETF	2,094,522
20,200	First Trust Preferred Securities and Income ETF	368,448
8,600	First Trust Senior Loan ETF	394,224
96,400	Invesco Senior Loan ETF(a)	2,017,652
6,100	iShares CMBS ETF	299,327
18,300	iShares iBoxx $ High Yield Corporate Bond ETF	1,485,777
10,400	iShares J.P. Morgan EM High Yield Bond ETF	412,776
19,548	JPMorgan Mortgage-Backed Securities ETF	996,948
15,100	PIMCO Multi Sector Bond Active ETF	405,284
16,600	SPDR Blackstone Senior Loan ETF	690,228
10,600	SPDR Bloomberg Barclays Emerging Markets Local ETF	226,416
9,100	SPDR Bloomberg Convertible Securities ETF	823,550
30,600	VanEck J. P. Morgan EM Local Currency Bond ETF(a)	780,606
9,200	VanEck Short High Yield Muni ETF(a)	210,680
2,700	Vanguard Intermediate-Term Corporate Bond ETF(a)	227,097
13,000	Vanguard Long-Term Corporate Bond ETF(a)	1,009,450

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.8% (Continued)
	FIXED INCOME - 21.5% (Continued)
25,200	Vanguard Total Bond Market ETF	$1,874,124
31,500	Virtus InfraCap U.S. Preferred Stock ETF	683,865
		15,400,592

	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,072,802)	62,100,831

	OPEN END FUNDS — 12.9%
	ALTERNATIVE - 1.0%
73,363	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	698,415

	EQUITY - 4.7%
9,764	FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class(c)	512,195
106,742	Kopernik Global All-Cap Fund, Class I	1,786,860
56,365	Pear Tree Polaris Foreign Value Small Cap Fund, Institutional Class	1,064,734
158	Thornburg Investment Income Builder Fund, Class I	5,089
		3,368,878
	FIXED INCOME - 7.2%
56	American Century High Income Fund, Class I	492
35	BlackRock Strategic Income Opportunities Fund, Institutional Class	341
18,368	Dodge & Cox Global Bond Fund, Class I	207,374
115,396	JPMorgan Income Fund, Class I	992,408
103	Medalist Partners MBS Total Return Fund, Institutional Class	891
51	Metropolitan West Total Return Bond Fund, Class I	473
34	Nuveen Preferred Securities and Income Fund, Class I	553
106,660	PIMCO Income Fund, Institutional Class	1,160,464
79	PIMCO Investment Grade Credit Bond Fund, Institutional Class	731
43	PIMCO Total Return Fund, Institutional Class	380
93,060	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	876,625
13	TCW Emerging Markets Income Fund, Class I	91
165,595	Thornburg Strategic Income Fund, Class I	1,920,900
		5,161,723

	TOTAL OPEN END FUNDS (Cost $8,830,685)	9,229,016

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.3%
	COLLATERAL FOR SECURITIES LOANED - 10.2%
7,305,534	First American Government Obligations Fund, Class X, 4.05%(b)(d) (Cost $7,305,534)	$7,305,534

	MONEY MARKET FUNDS - 0.1%
93,140	First American Government Obligations Fund, Class X, 4.05%(d) (Cost $93,140)	93,140

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,398,674)	7,398,674

	TOTAL INVESTMENTS - 110.0% (Cost $72,302,161)	$78,728,521
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0)%	(7,162,303)
	NET ASSETS - 100.0%	$71,566,218

CLO	- Collateralized Loan Obligation

CMBS	- Commercial Mortgage Backed Securities

ETF	- Exchange-Traded Fund

MBS	- Mortgage Backed Securities

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $7,121,917, as of September 30, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $7,305,534 at September 30, 2025.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.4%
	EQUITY - 94.4%
6,608	Avantis International Small Cap Value ETF	$588,310
5,135	Avantis U.S. Small Cap Value ETF	511,087
15,774	Dimensional International Small Cap Value ETF	562,974
9,400	Dimensional International Value ETF	433,528
3,012	Invesco China Technology ETF	177,738
7,180	iShares International Select Dividend ETF	262,429
1,731	iShares MSCI ACWI ex U.S. ETF	112,532
5,974	iShares MSCI Canada ETF	301,986
6,247	iShares MSCI International Momentum Factor ETF	299,106
4,257	iShares MSCI Italy ETF	221,151
2,044	iShares U.S. Aerospace & Defense ETF(a)	427,727
55,756	SPDR Portfolio S&P 500 ETF	4,367,926
10,778	Vanguard FTSE Emerging Markets ETF	583,952
2,448	Vanguard Growth ETF	1,174,085
2,871	Vanguard Mid-Cap Growth ETF	843,471
1,005	Vanguard Small-Cap Growth ETF	299,108
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,932,985)	11,167,110

	OPEN END FUNDS — 4.9%
	EQUITY - 4.9%
3,409	FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class(c)	178,857
11,465	Pear Tree Polaris Foreign Value Small Cap Fund, Institutional Class	216,578
4,188	PRIMECAP Odyssey Growth Fund, Class I	177,147
30	Thornburg Investment Income Builder Fund, Class I	968
	TOTAL OPEN END FUNDS (Cost $533,757)	573,550

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.6%
	COLLATERAL FOR SECURITIES LOANED - 2.1%
242,891	First American Government Obligations Fund, Class X, 4.05%(b)(d) (Cost $242,891)	$242,891

	MONEY MARKET FUND - 0.5%
59,423	First American Government Obligations Fund, Class X, 4.05%(d) (Cost $59,423)	59,423

	TOTAL SHORT-TERM INVESTMENTS (Cost $302,314)	302,314

	TOTAL INVESTMENTS - 101.9% (Cost $10,769,056)	$12,042,974
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(217,800)
	NET ASSETS - 100.0%	$11,825,174

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total value of the securities on loan was $242,323, as of September 30, 2025.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $242,891 at September 30, 2025.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Ocean Park	Ocean Park	Ocean Park
	Tactical All	Tactical Core	Tactical	Ocean Park
	Asset Fund	Income Fund	Municipal Fund	Tactical Bond Fund
ASSETS
Investment securities:
At cost	$433,248,786	$1,341,284,640	$178,536,550	$1,952,309,349
At value (includes securities on loan with a market value of $40,150,209, $121,185,844, $1,892,504, $181,778,384)	$465,251,040	$1,386,231,690	$180,502,085	$1,995,898,571
Receivable for securities sold	2,854,663	—	—	5,988,756
Receivable for Fund shares sold	451,580	1,129,021	124,407	1,248,486
Dividends and interest receivable	57,366	153,221	25,128	100,018
Prepaid expenses and other assets	14,705	11,518	27,071	84,176
TOTAL ASSETS	468,629,354	1,387,525,450	180,678,691	2,003,320,007

LIABILITIES
Securities lending collateral payable	40,870,223	124,420,183	1,940,262	186,006,276
Payable for investments purchased	2,100,274	—	—	—
Payable for Fund shares repurchased	780,070	2,098,600	202,706	2,984,619
Investment advisory fees payable	438,933	786,227	100,997	1,584,768
Distribution (12b-1) fees payable	22,931	102,902	2,451	25,804
Payable to related parties	60,069	65,345	51,335	120,032
Accrued expenses and other liabilities	37,589	143,944	27,160	24,393
TOTAL LIABILITIES	44,310,089	127,617,201	2,324,911	190,745,892
NET ASSETS	$424,319,265	$1,259,908,249	$178,353,780	$1,812,574,115

Net Assets Consist Of:
Paid in capital	$458,798,368	$1,407,255,874	$201,011,022	$1,961,731,600
Accumulated deficit	(34,479,103)	(147,347,625)	(22,657,242)	(149,157,485)
NET ASSETS	$424,319,265	$1,259,908,249	$178,353,780	$1,812,574,115

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2025

	Ocean Park	Ocean Park		Ocean Park
	Tactical All	Tactical Core		Tactical		Ocean Park
	Asset Fund	Income Fund		Municipal Fund		Tactical Bond Fund
Net Asset Value Per Share:
Class A:
Net Assets	$12,705,685	$24,178,834		$4,111,245		$7,464,068
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	564,788	1,222,572		169,177		297,244
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.50	$19.78	(b)	$24.30		$25.11
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$23.37	$20.55	(b)	$25.25		$26.09

Class C:
Net Assets	$22,712,425	$78,028,553		$1,907,474		$23,156,478
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,004,468	3,968,118		79,417		930,301
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.61	$19.66		$24.02	(b)	$24.89

Investor Class:
Net Assets	$4,311,571	$19,957,468		$365,428		$14,583,415
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	191,993	1,007,020		15,039		581,195
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.46	$19.82		$24.30	(b)	$25.09

Instl Class:
Net Assets	$381,468,231	$1,137,743,394		$171,869,505		$1,767,370,154
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,121,280	57,823,954		7,104,458		70,228,479
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.28	$19.68	(b)	$24.19		$25.17	(b)

Special Shares:
Net Assets				$100,128
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)				4,115
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share				$24.33

Class A1:
Net Assets	$1,874,939
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	82,373
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.76
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$23.65

Class I1:
Net Assets	$1,246,414
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	55,022
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.65

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on September 30, 2025 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2025

	Ocean Park	Ocean Park	Ocean Park	Ocean Park
	Tactical Risk	Tactical Risk	Tactical Risk	Tactical Core
	Spectrum 50 Fund	Spectrum 30 Fund	Spectrum 70 Fund	Growth Fund
ASSETS
Investment securities:
At cost	$292,147,195	$177,947,142	$72,302,161	$10,769,056
At value (includes securities on loan with a market value of $19,705,723, $17,015,804, $7,121,917, $242,323)	$315,123,173	$186,405,711	$78,728,521	$12,042,974
Receivable for securities sold	11,597,593	3,155,038	3,052,742	606,040
Receivable for Fund shares sold	491,867	479,682	124,656	607
Dividends and interest receivable	34,847	13,757	16,196	3,115
Receivable due from Advisor	—	—	—	8,149
Prepaid expenses and other assets	38,436	61,477	44,703	31,625
TOTAL ASSETS	327,285,916	190,115,665	81,966,818	12,692,510

LIABILITIES
Securities lending collateral payable	20,119,488	17,429,740	7,305,534	242,891
Payable for investments purchased	10,349,553	2,404,661	2,836,997	605,936
Payable for Fund shares repurchased	566,336	363,252	184,466	152
Investment advisory fees payable	264,271	134,959	55,998	—
Payable to related parties	3,694	377	349	2,148
Distribution (12b-1) fees payable	1,845	60	18	51
Accrued expenses and other liabilities	54,160	13,330	17,238	16,158
TOTAL LIABILITIES	31,359,347	20,346,379	10,400,600	867,336
NET ASSETS	$295,926,569	$169,769,286	$71,566,218	$11,825,174

Net Assets Consist Of:
Paid in capital	$290,622,167	$166,828,471	$67,668,508	$11,204,254
Accumulated earnings	5,304,402	2,940,815	3,897,710	620,920
NET ASSETS	$295,926,569	$169,769,286	$71,566,218	$11,825,174

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2025

	Ocean Park		Ocean Park	Ocean Park		Ocean Park
	Tactical Risk		Tactical Risk	Tactical Risk		Tactical Core
	Spectrum 50 Fund		Spectrum 30 Fund	Spectrum 70 Fund		Growth Fund
Net Asset Value Per Share:
Class A:
Net Assets	$1,151,200
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	47,190
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$24.39	(b)
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$25.34	(b)

Class C:
Net Assets	$1,279,245
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	52,766
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.24

Investor Class:
Net Assets	$1,715,901		$184,166	$26,451		$159,049
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	70,268		6,902	931		5,455
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.42	(b)	$26.68	$28.41	(b)	$29.16

Instl Class:
Net Assets	$291,780,223		$169,585,120	$71,539,767		$11,666,125
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,957,053		6,349,281	2,513,787		398,288
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.40		$26.71	$28.46		$29.29

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on September 30, 2025 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025

	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical
	All Asset Fund	Core Income Fund	Municipal Fund	Bond Fund
INVESTMENT INCOME
Dividends	$21,873,623	$76,493,868	$9,234,555	$124,367,969
Interest	794,738	1,874,126	718,531	4,888,548
Securities lending income	224,535	787,766	290,221	1,034,843
TOTAL INVESTMENT INCOME	22,892,896	79,155,760	10,243,307	130,291,360

EXPENSES
Investment advisory fees	6,436,985	10,644,649	1,813,354	20,584,537
Distribution (12b-1) fees:
Class A	33,903	105,931	12,160	19,784
Class C	248,086	848,701	20,234	257,435
Investor Class	13,676	99,647	3,852	61,970
Class A1	9,139	—	—	—
Class I1	5,180	—	—	—
Third party administrative servicing fee	488,307	1,126,784	253,003	1,529,631
Administrative services fees	268,643	584,068	133,670	883,680
Registration fees	125,001	139,999	110,000	160,002
Transfer agent fees	81,186	354,889	94,863	254,383
Accounting services fees	74,726	183,743	35,288	243,513
Printing and postage expenses	60,413	125,250	69,907	130,457
Professional fees	48,523	38,197	38,743	37,642
Interest expense	37,632	33,810	11,942	20,343
Custodian fees	27,705	59,226	16,642	69,947
Compliance officer fees	19,342	37,782	16,057	46,383
Trustees fees and expenses	16,203	16,203	16,203	16,203
Insurance expense	8,501	17,002	5,300	19,998
Other expenses	6,199	4,944	5,684	4,472
TOTAL EXPENSES	8,009,350	14,420,825	2,656,902	24,340,380

Less: Fees waived by the Adviser	—	(3,451)	(76,526)	—

NET EXPENSES	8,009,350	14,417,374	2,580,376	24,340,380
NET INVESTMENT INCOME	14,883,546	64,738,386	7,662,931	105,950,980

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	1,781,603	(11,264,216)	(78,622)	(60,777,236)
Distributions of capital gains from underlying investment companies	—	4,511	—	—
	1,781,603	(11,259,705)	(78,622)	(60,777,236)

Net change in unrealized appreciation (depreciation) of investments	(15,592,415)	(40,125,099)	(18,123,927)	(71,188,378)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(13,810,812)	(51,384,804)	(18,202,549)	(131,965,614)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,072,734	$13,353,582	$(10,539,618)	$(26,014,634)

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended September 30, 2025

	Ocean Park Tactical	Ocean Park Tactical	Ocean Park Tactical
	Risk Spectrum 50	Risk Spectrum 30	Risk Spectrum 70	Ocean Park Tactical
	Fund	Fund	Fund	Core Growth Fund
INVESTMENT INCOME
Dividends	$12,948,607	$5,513,472	$2,092,316	$202,062
Interest	538,993	271,121	144,171	21,063
Securities lending income	123,864	45,661	34,630	3,093
TOTAL INVESTMENT INCOME	13,611,464	5,830,254	2,271,117	226,218

EXPENSES
Investment advisory fees	3,439,102	1,243,911	671,919	65,248
Distribution (12b-1) fees:
Class A	1,290	—	—	—
Class C	12,556	—	—	—
Investor Class	8,363	348	193	650
Third party administrative servicing fee	294,780	97,439	57,593	11,330
Administrative services fees	157,708	68,170	47,200	23,260
Registration fees	70,000	40,000	40,000	54,998
Printing and postage expenses	56,958	2,680	2,608	1,744
Transfer agent fees	52,684	26,882	13,641	12,437
Accounting services fees	39,621	13,143	7,611	2,082
Professional fees	37,642	38,316	38,317	34,027
Custodian fees	17,149	3,892	6,475	5,462
Compliance officer fees	16,997	11,383	11,827	10,906
Trustees fees and expenses	16,203	16,203	16,203	16,203
Insurance expense	6,001	3,000	3,000	2,701
Interest expense	2,369	2,959	2,347	888
Other expenses	5,078	4,674	4,876	3,664
TOTAL EXPENSES	4,234,501	1,573,000	923,810	245,600

Plus: Recapture of fees waived by the Adviser	9,103	—	—	—
Less: Fees waived by the Adviser and expenses reimbursed	—	(13,021)	(82,101)	(157,722)

NET EXPENSES	4,243,604	1,559,979	841,709	87,878
NET INVESTMENT INCOME	9,367,860	4,270,275	1,429,408	138,340

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	6,826,928	(5,372,462)	(2,161,492)	(652,375)
Distributions of capital gains from underlying investment companies	629,386	—	29,434	8,518
	7,456,314	(5,372,462)	(2,132,058)	(643,857)

Net change in unrealized appreciation (depreciation) of investments	(10,836,945)	5,629,839	2,633,135	907,932
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(3,380,631)	257,377	501,077	264,075

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,987,229	$4,527,652	$1,930,485	$402,415

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
FROM OPERATIONS
Net investment income	$14,883,546	$21,296,412
Net realized gain from security transactions	1,781,603	14,577,330
Distributions of capital gains from underlying investment companies	—	5
Net change in unrealized appreciation (depreciation) of investments	(15,592,415)	44,217,940
Net increase in net assets resulting from operations	1,072,734	80,091,687

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(389,430)	(548,857)
Class C	(524,967)	(696,622)
Investor Class	(149,731)	(233,520)
Instl Class	(14,375,658)	(19,644,050)
Class A1	(59,349)	(86,552)
Class I1	(35,091)	(47,333)
Net decrease in net assets resulting from distributions to shareholders	(15,534,226)	(21,256,934)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	550,027	290,096
Class C	823,373	1,001,057
Investor Class	245,763	4,725,328
Instl Class	83,511,416	86,729,764
Class A1	66,236	73,849
Class I1	4,541	58,606
Net asset value of shares issued in reinvestment of distributions:
Class A	388,029	540,788
Class C	496,971	675,725
Investor Class	147,848	228,989
Instl Class	14,229,149	19,432,082
Class A1	44,791	68,786
Class I1	33,588	44,596
Payments for shares redeemed:
Class A	(4,409,609)	(4,662,579)
Class C	(6,503,208)	(7,327,488)
Investor Class	(3,015,051)	(6,333,392)
Instl Class	(268,408,533)	(259,606,174)
Class A1	(989,248)	(724,671)
Class I1	(334,063)	(4,952,558)
Net decrease in net assets resulting from shares of beneficial interest	(183,117,980)	(169,737,196)

TOTAL DECREASE IN NET ASSETS	(197,579,472)	(110,902,443)

NET ASSETS
Beginning of Year	621,898,737	732,801,180
End of Year	$424,319,265	$621,898,737

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
SHARE ACTIVITY
Class A:
Shares Sold	24,982	12,915
Shares Reinvested	17,609	24,143
Shares Redeemed	(197,217)	(210,114)
Net decrease in shares of beneficial interest outstanding	(154,626)	(173,056)

Class C:
Shares Sold	36,399	44,870
Shares Reinvested	22,467	30,045
Shares Redeemed	(290,742)	(330,379)
Net decrease in shares of beneficial interest outstanding	(231,876)	(255,464)

Investor Class:
Shares Sold	10,906	226,004
Shares Reinvested	6,717	10,240
Shares Redeemed	(134,959)	(293,564)
Net decrease in shares of beneficial interest outstanding	(117,336)	(57,320)

Instl Class:
Shares Sold	3,776,900	3,967,526
Shares Reinvested	651,520	875,223
Shares Redeemed	(12,142,546)	(11,990,729)
Net decrease in shares of beneficial interest outstanding	(7,714,126)	(7,147,980)

Class A1
Shares Sold	2,950	3,326
Shares Reinvested	2,009	3,036
Shares Redeemed	(44,446)	(32,404)
Net decrease in shares of beneficial interest outstanding	(39,487)	(26,042)

Class I1
Shares Sold	203	2,576
Shares Reinvested	1,514	1,979
Shares Redeemed	(14,717)	(234,963)
Net decrease in shares of beneficial interest outstanding	(13,000)	(230,408)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
FROM OPERATIONS
Net investment income	$64,738,386	$73,369,072
Net realized loss from security transactions	(11,264,216)	(5,025,576)
Distributions of capital gains from underlying investment companies	4,511	—
Net change in unrealized appreciation (depreciation) of investments	(40,125,099)	97,646,593
Net increase in net assets resulting from operations	13,353,582	165,990,089

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(1,200,395)	(1,440,173)
Class C	(3,384,028)	(3,806,368)
Investor Class	(1,139,714)	(1,836,858)
Instl Class	(63,973,221)	(65,946,770)
Net decrease in net assets resulting from distributions to shareholders	(69,697,358)	(73,030,169)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,267,217	2,809,811
Class C	9,272,917	9,656,630
Investor Class	3,799,546	7,178,705
Instl Class	355,516,720	379,366,602
Net asset value of shares issued in reinvestment of distributions:
Class A	1,123,004	1,366,233
Class C	3,233,003	3,636,724
Investor Class	1,092,426	1,766,754
Instl Class	61,981,486	64,121,457
Payments for shares redeemed:
Class A	(9,626,217)	(16,362,027)
Class C	(26,891,626)	(36,495,829)
Investor Class	(14,139,518)	(37,920,159)
Instl Class	(589,517,462)	(766,971,404)
Net decrease in net assets resulting from shares of beneficial interest	(200,888,504)	(387,846,503)

TOTAL DECREASE IN NET ASSETS	(257,232,280)	(294,886,583)

NET ASSETS
Beginning of Year	1,517,140,529	1,812,027,112
End of Year	$1,259,908,249	$1,517,140,529

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
SHARE ACTIVITY
Class A:
Shares Sold	165,758	140,372
Shares Reinvested	56,710	68,654
Shares Redeemed	(486,149)	(832,891)
Net decrease in shares of beneficial interest outstanding	(263,681)	(623,865)

Class C:
Shares Sold	471,340	487,059
Shares Reinvested	164,205	183,638
Shares Redeemed	(1,361,125)	(1,848,676)
Net decrease in shares of beneficial interest outstanding	(725,580)	(1,177,979)

Investor Class:
Shares Sold	190,480	358,450
Shares Reinvested	55,016	88,686
Shares Redeemed	(713,764)	(1,907,295)
Net decrease in shares of beneficial interest outstanding	(468,268)	(1,460,159)

Instl Class:
Shares Sold	17,953,711	19,093,073
Shares Reinvested	3,146,496	3,235,133
Shares Redeemed	(29,962,757)	(38,876,182)
Net decrease in shares of beneficial interest outstanding	(8,862,550)	(16,547,976)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
FROM OPERATIONS
Net investment income	$7,662,931	$7,952,912
Net realized loss from security transactions	(78,622)	(785,124)
Net change in unrealized appreciation (depreciation) of investments	(18,123,927)	22,682,866
Net increase (decrease) in net assets resulting from operations	(10,539,618)	29,850,654

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(150,831)	(119,038)
Class C	(49,669)	(42,181)
Investor Class	(24,829)	(71,830)
Instl Class	(7,614,064)	(7,637,108)
Special Shares	(5,697)	(7,308)
Net decrease in net assets resulting from distributions to shareholders	(7,845,090)	(7,877,465)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	891,840	446,480
Class C	571,360	484,771
Investor Class	26,466	136,208
Instl Class	69,586,231	83,504,544
Net asset value of shares issued in reinvestment of distributions:
Class A	150,831	119,038
Class C	48,974	42,181
Investor Class	24,551	71,600
Instl Class	7,358,550	7,319,472
Special Shares	5,697	7,308
Payments for shares redeemed:
Class A	(1,610,809)	(150,941)
Class C	(794,737)	(1,063,373)
Investor Class	(1,094,948)	(3,092,700)
Instl Class	(171,139,076)	(117,077,966)
Special Shares	(111,057)	(99,960)
Net decrease in net assets resulting from shares of beneficial interest	(96,086,127)	(29,353,338)

TOTAL DECREASE IN NET ASSETS	(114,470,835)	(7,380,149)

NET ASSETS
Beginning of Year	292,824,615	300,204,764
End of Year	$178,353,780	$292,824,615

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
SHARE ACTIVITY
Class A:
Shares Sold	35,833	17,449
Shares Reinvested	6,127	4,657
Shares Redeemed	(65,680)	(5,952)
Net increase (decrease) in shares of beneficial interest outstanding	(23,720)	16,154

Class C:
Shares Sold	23,037	19,498
Shares Reinvested	2,014	1,669
Shares Redeemed	(32,034)	(42,778)
Net decrease in shares of beneficial interest outstanding	(6,983)	(21,611)

Investor Class:
Shares Sold	1,033	5,347
Shares Reinvested	986	2,815
Shares Redeemed	(43,841)	(121,789)
Net decrease in shares of beneficial interest outstanding	(41,822)	(113,627)

Instl Class:
Shares Sold	2,785,129	3,279,435
Shares Reinvested	298,733	287,462
Shares Redeemed	(6,903,409)	(4,650,204)
Net decrease in shares of beneficial interest outstanding	(3,819,547)	(1,083,307)

Special Shares:
Shares Reinvested	231	286
Shares Redeemed	(4,465)	(3,919)
Net decrease in shares of beneficial interest outstanding	(4,234)	(3,633)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
FROM OPERATIONS
Net investment income	$105,950,980	$95,455,242
Net realized loss from security transactions	(60,777,236)	(36,667,046)
Net change in unrealized appreciation (depreciation) of investments	(71,188,378)	135,588,252
Net increase (decrease) in net assets resulting from operations	(26,014,634)	194,376,448

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(415,772)	(343,737)
Class C	(1,160,081)	(1,028,528)
Investor Class	(788,307)	(695,559)
Instl Class	(104,267,091)	(92,926,210)
Net decrease in net assets resulting from distributions to shareholders	(106,631,251)	(94,994,034)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,619,924	2,396,108
Class C	9,050,301	5,476,880
Investor Class	6,379,748	7,975,466
Instl Class	789,724,603	692,886,096
Net asset value of shares issued in reinvestment of distributions:
Class A	410,350	338,697
Class C	1,101,843	1,012,684
Investor Class	759,376	666,442
Instl Class	102,650,049	91,454,443
Payments for shares redeemed:
Class A	(2,242,383)	(2,953,841)
Class C	(10,893,729)	(5,174,632)
Investor Class	(6,718,488)	(7,417,677)
Instl Class	(860,843,032)	(744,603,804)
Net increase in net assets resulting from shares of beneficial interest	31,998,562	42,056,862

TOTAL INCREASE (DECREASE) IN NET ASSETS	(100,647,323)	141,439,276

NET ASSETS
Beginning of Year	1,913,221,438	1,771,782,162
End of Year	$1,812,574,115	$1,913,221,438

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
SHARE ACTIVITY
Class A:
Shares Sold	99,049	91,900
Shares Reinvested	15,984	13,036
Shares Redeemed	(87,686)	(113,839)
Net increase (decrease) in shares of beneficial interest outstanding	27,347	(8,903)

Class C:
Shares Sold	347,304	212,139
Shares Reinvested	43,218	39,258
Shares Redeemed	(428,075)	(203,076)
Net increase (decrease) in shares of beneficial interest outstanding	(37,553)	48,321

Investor Class:
Shares Sold	245,322	308,885
Shares Reinvested	29,581	25,633
Shares Redeemed	(262,608)	(288,686)
Net increase in shares of beneficial interest outstanding	12,295	45,832

Instl Class:
Shares Sold	30,443,271	26,675,659
Shares Reinvested	3,988,751	3,510,832
Shares Redeemed	(33,741,602)	(28,827,034)
Net increase in shares of beneficial interest outstanding	690,420	1,359,457

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
FROM OPERATIONS
Net investment income	$9,367,860	$11,063,305
Net realized gain from security transactions	6,826,928	11,301,780
Distributions of capital gains from underlying investment companies	629,386	84,348
Net change in unrealized appreciation (depreciation) of investments	(10,836,945)	29,556,355
Net increase in net assets resulting from operations	5,987,229	52,005,788

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(17,860)	(6,282)
Class C	(26,469)	(17,675)
Investor Class	(53,258)	(67,514)
Instl Class	(9,617,885)	(11,197,160)
Net decrease in net assets resulting from distributions to shareholders	(9,715,472)	(11,288,631)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,068,142	—
Class C	283,767	447,840
Investor Class	145,099	304,251
Instl Class	59,658,093	56,890,141
Net asset value of shares issued in reinvestment of distributions:
Class A	17,860	6,282
Class C	26,469	17,675
Investor Class	53,258	66,636
Instl Class	9,512,751	11,098,488
Payments for shares redeemed:
Class A	(230,423)	(15)
Class C	(105,391)	(58,891)
Investor Class	(983,795)	(2,815,647)
Instl Class	(125,760,605)	(159,636,472)
Net decrease in net assets resulting from shares of beneficial interest	(56,314,775)	(93,679,712)

TOTAL DECREASE IN NET ASSETS	(60,043,018)	(52,962,555)

NET ASSETS
Beginning of Year	355,969,587	408,932,142
End of Year	$295,926,569	$355,969,587

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
SHARE ACTIVITY
Class A:
Shares Sold	46,520	—
Shares Reinvested	750	267
Shares Redeemed	(9,589)	(1)
Net increase in shares of beneficial interest outstanding	37,681	266

Class C:
Shares Sold	11,695	19,322
Shares Reinvested	1,119	753
Shares Redeemed	(4,395)	(2,672)
Net increase in shares of beneficial interest outstanding	8,419	17,403

Investor Class:
Shares Sold	6,049	13,008
Shares Reinvested	2,235	2,832
Shares Redeemed	(40,909)	(126,994)
Net decrease in shares of beneficial interest outstanding	(32,625)	(111,154)

Instl Class:
Shares Sold	2,489,261	2,450,117
Shares Reinvested	399,427	471,453
Shares Redeemed	(5,265,146)	(6,952,024)
Net decrease in shares of beneficial interest outstanding	(2,376,458)	(4,030,454)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
FROM OPERATIONS
Net investment income	$4,270,275	$1,350,422
Net realized gain (loss) from security transactions	(5,372,462)	707,221
Distributions of capital gains from underlying investment companies	—	69
Net change in unrealized appreciation of investments	5,629,839	2,478,490
Net increase in net assets resulting from operations	4,527,652	4,536,202

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(2,565)	(395)
Instl Class	(4,394,040)	(1,362,594)
Net decrease in net assets resulting from distributions to shareholders	(4,396,605)	(1,362,989)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	183,956	50,000
Instl Class	168,617,877	1,842,271
Net asset value of shares issued in reinvestment of distributions:
Investor Class	2,565	395
Instl Class	4,325,075	1,362,594
Payments for shares redeemed:
Investor Class	(56,844)	—
Instl Class	(40,758,122)	(6,943,161)
Net increase (decrease) in net assets resulting from shares of beneficial interest	132,314,507	(3,687,901)

TOTAL INCREASE (DECREASE) IN NET ASSETS	132,445,554	(514,688)

NET ASSETS
Beginning of Year	37,323,732	37,838,420
End of Year	$169,769,286	$37,323,732

SHARE ACTIVITY
Investor Class:
Shares Sold	7,014	1,904
Shares Reinvested	97	15
Shares Redeemed	(2,129)	—
Net increase in shares of beneficial interest outstanding	4,982	1,919

Instl Class:
Shares Sold	6,355,432	70,458
Shares Reinvested	164,583	52,113
Shares Redeemed	(1,555,222)	(270,715)
Net increase (decrease) in shares of beneficial interest outstanding	4,964,793	(148,144)

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
FROM OPERATIONS
Net investment income	$1,429,408	$678,231
Net realized loss from security transactions	(2,161,492)	(91,311)
Distributions of capital gains from underlying investment companies	29,434	40
Net change in unrealized appreciation of investments	2,633,135	4,226,246
Net increase in net assets resulting from operations	1,930,485	4,813,206

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(893)	(342)
Instl Class	(1,651,039)	(687,141)
Net decrease in net assets resulting from distributions to shareholders	(1,651,932)	(687,483)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	35,123	25,100
Instl Class	42,149,446	26,062,686
Net asset value of shares issued in reinvestment of distributions:
Investor Class	579	45
Instl Class	1,571,967	627,388
Payments for shares redeemed:
Investor Class	(35,666)	(18,631)
Instl Class	(20,450,881)	(5,996,970)
Net increase in net assets resulting from shares of beneficial interest	23,270,568	20,699,618

TOTAL INCREASE IN NET ASSETS	23,549,121	24,825,341

NET ASSETS
Beginning of Year	48,017,097	23,191,756
End of Year	$71,566,218	$48,017,097

SHARE ACTIVITY
Investor Class:
Shares Sold	1,237	910
Shares Reinvested	21	2
Shares Redeemed	(1,258)	(715)
Net increase in shares of beneficial interest outstanding	—	197

Instl Class:
Shares Sold	1,522,257	960,693
Shares Reinvested	57,196	22,953
Shares Redeemed	(746,191)	(231,088)
Net increase in shares of beneficial interest outstanding	833,262	752,558

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024*
FROM OPERATIONS
Net investment income	$138,340	$43,253
Net realized gain (loss) from security transactions	(652,375)	39,234
Distributions of capital gains from underlying investment companies	8,518	—
Net change in unrealized appreciation of investments	907,932	365,986
Net increase in net assets resulting from operations	402,415	448,473

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(3,416)	(1,184)
Instl Class	(184,978)	(40,390)
Net decrease in net assets resulting from distributions to shareholders	(188,394)	(41,574)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	3,801	165,224
Instl Class	9,491,821	4,983,900
Net asset value of shares issued in reinvestment of distributions:
Investor Class	3,415	1,184
Instl Class	184,710	40,390
Payments for shares redeemed:
Investor Class	(26,281)	(411)
Instl Class	(2,009,080)	(1,634,419)
Net increase in net assets resulting from shares of beneficial interest	7,648,386	3,555,868

TOTAL INCREASE IN NET ASSETS	7,862,407	3,962,767

NET ASSETS
Beginning of Year	3,962,767	—
End of Year	$11,825,174	$3,962,767

SHARE ACTIVITY
Investor Class:
Shares Sold	139	6,128
Shares Reinvested	123	43
Shares Redeemed	(964)	(14)
Net increase (decrease) in shares of beneficial interest outstanding	(702)	6,157

Instl Class:
Shares Sold	334,542	194,551
Shares Reinvested	6,642	1,495
Shares Redeemed	(72,877)	(66,065)
Net increase in shares of beneficial interest outstanding	268,307	129,981

*	Ocean Park Tactical Core Growth Fund commenced operations on September 29, 2023.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Class A Shares	2025		2024		2023		2022	2021
Net asset value, beginning of year	$22.98		$20.99		$21.64		$23.90	$23.28
Activity from investment operations:
Net investment income (1)	0.60		0.68		0.61		0.16	0.64
Net realized and unrealized gain (loss) on investments	(0.42)		2.00		(0.65)		(2.16)	0.62
Total from investment operations	0.18		2.68		(0.04)		(2.00)	1.26
Less distributions from:
Net investment income	(0.66)		(0.69)		(0.61)		(0.16)	(0.64)
Net realized gains	—		—		—		(0.08)	—
Return of capital	—		—		(0.00	) (6)	(0.02)	—
Total distributions	(0.66)		(0.69)		(0.61)		(0.26)	(0.64)
Net asset value, end of year	$22.50		$22.98		$20.99		$21.64	$23.90
Total return (2)	0.86	% (7)	12.89	% (7)	(0.23)%		(8.45)%	5.46%
Net assets, at end of year (000s)	$12,706		$16,529		$18,737		$22,613	$28,943
Ratio of gross expenses to average net assets (3)(4)	1.75	% (8)	1.72%		1.70%		1.70%	1.69%
Ratio of net expenses to average net assets (4)	1.75	% (8)	1.72%		1.70%		1.70%	1.69%
Ratio of net investment income to average net assets (4)(5)	2.68%		3.06%		2.77%		0.70%	2.66%
Portfolio Turnover Rate	164%		117%		267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Class C Shares	2025		2024		2023		2022	2021
Net asset value, beginning of year	$23.09		$21.09		$21.74		$24.07	$23.44
Activity from investment operations:
Net investment income (loss) (1)	0.43		0.51		0.43		(0.01)	0.47
Net realized and unrealized gain (loss) on investments	(0.43)		2.01		(0.64)		(2.16)	0.62
Total from investment operations	—		2.52		(0.21)		(2.17)	1.09
Less distributions from:
Net investment income	(0.48)		(0.52)		(0.44)		(0.07)	(0.46)
Net realized gains	—		—		—		(0.08)	—
Return of capital	—		—		(0.00	) (6)	(0.01)	—
Total distributions	(0.48)		(0.52)		(0.44)		(0.16)	(0.46)
Net asset value, end of year	$22.61		$23.09		$21.09		$21.74	$24.07
Total return (2)	0.08	% (7)	12.03	% (7)	(0.99)%		(9.10)%	4.63%
Net assets, at end of year (000s)	$22,712		$28,541		$31,465		$38,104	$47,185
Ratio of gross expenses to average net assets (3)(4)	2.50	% (8)	2.47%		2.45%		2.45%	2.44%
Ratio of net expenses to average net assets (4)	2.50	% (8)	2.47%		2.45%		2.45%	2.44%
Ratio of net investment income (loss) to average net assets (4)(5)	1.93%		2.31%		2.02%		(0.05)%	1.92%
Portfolio Turnover Rate	164%		117%		267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30,		September 30,	September 30,		September 30,	September 30,
Investor Class	2025		2024	2023		2022	2021
Net asset value, beginning of year	$22.93		$20.95	$21.60		$23.85	$23.22
Activity from investment operations:
Net investment income (1)	0.60		0.68	0.59		0.16	0.64
Net realized and unrealized gain (loss) on investments	(0.42)		1.99	(0.64)		(2.15)	0.63
Total from investment operations	0.18		2.67	(0.05)		(1.99)	1.27
Less distributions from:
Net investment income	(0.65)		(0.69)	(0.60)		(0.16)	(0.64)
Net realized gains	—		—	—		(0.08)	—
Return of capital	—		—	(0.00	) (6)	(0.02)	—
Total distributions	(0.65)		(0.69)	(0.60)		(0.26)	(0.64)
Net asset value, end of year	$22.46		$22.93	$20.95		$21.60	$23.85
Total return (2)	0.89%		12.85%	(0.23)%		(8.43)%	5.47%
Net assets, at end of year (000s)	$4,312		$7,094	$7,683		$11,267	$15,643
Ratio of gross expenses to average net assets (3)(4)	1.75	% (7)	1.72%	1.70%		1.70%	1.69%
Ratio of net expenses to average net assets (4)	1.75	% (7)	1.72%	1.70%		1.70%	1.69%
Ratio of net investment income to average net assets (4)(5)	2.71%		3.08%	2.74%		0.69%	2.68%
Portfolio Turnover Rate	164%		117%	267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Instl Class	2025		2024		2023		2022	2021
Net asset value, beginning of year	$22.76		$20.81		$21.46		$23.68	$23.08
Activity from investment operations:
Net investment income (1)	0.65		0.73		0.65		0.21	0.70
Net realized and unrealized gain (loss) on investments	(0.42)		1.97		(0.64)		(2.13)	0.60
Total from investment operations	0.23		2.70		0.01		(1.92)	1.30
Less distributions from:
Net investment income	(0.71)		(0.75)		(0.66)		(0.18)	(0.70)
Net realized gains	—		—		—		(0.08)	—
Return of capital	—		—		(0.00	) (6)	(0.04)	—
Total distributions	(0.71)		(0.75)		(0.66)		(0.30)	(0.70)
Net asset value, end of year	$22.28		$22.76		$20.81		$21.46	$23.68
Total return (2)	1.13%		13.09	% (7)	0.03%		(8.18)%	5.64%
Net assets, at end of year (000s)	$381,468		$565,330		$665,473		$783,341	$765,643
Ratio of gross expenses to average net assets (3)(4)	1.50	% (8)	1.47%		1.45%		1.45%	1.44%
Ratio of net expenses to average net assets (4)	1.50	% (8)	1.47%		1.45%		1.45%	1.44%
Ratio of net investment income to average net assets (4)(5)	2.96%		3.32%		3.02%		0.92%	2.95%
Portfolio Turnover Rate	164%		117%		267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30,		September 30,	September 30,		September 30,	September 30,
Class A1 Shares	2025		2024	2023		2022	2021
Net asset value, beginning of year	$23.23		$21.22	$21.87		$24.15	$23.52
Activity from investment operations:
Net investment income (1)	0.57		0.65	0.56		0.13	0.60
Net realized and unrealized gain (loss) on investments	(0.42)		2.01	(0.64)		(2.17)	0.63
Total from investment operations	0.15		2.66	(0.08)		(2.04)	1.23
Less distributions from:
Net investment income	(0.62)		(0.65)	(0.57)		(0.14)	(0.60)
Net realized gains	—		—	—		(0.08)	—
Return of capital	—		—	(0.00	) (6)	(0.02)	—
Total distributions	(0.62)		(0.65)	(0.57)		(0.24)	(0.60)
Net asset value, end of year	$22.76		$23.23	$21.22		$21.87	$24.15
Total return (2)	0.72%		12.67%	(0.38)%		(8.54)%	5.25%
Net assets, at end of year (000s)	$1,875		$2,831	$3,139		$3,303	$3,400
Ratio of gross expenses to average net assets (3)(4)	1.90	% (7)	1.87%	1.85%		1.85%	1.84%
Ratio of net expenses to average net assets (4)	1.90	% (7)	1.87%	1.85%		1.85%	1.84%
Ratio of net investment income to average net assets (4)(5)	2.54%		2.90%	2.57%		0.54%	2.48%
Portfolio Turnover Rate	164%		117%	267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30,		September 30,	September 30,		September 30,	September 30,
Class I1 Shares	2025		2024	2023		2022	2021
Net asset value, beginning of year	$23.13		$21.12	$21.77		$24.05	$23.43
Activity from investment operations:
Net investment income (1)	0.56		0.70	0.57		0.13	0.60
Net realized and unrealized gain (loss) on investments	(0.42)		1.96	(0.65)		(2.18)	0.63
Total from investment operations	0.14		2.66	(0.08)		(2.05)	1.23
Less distributions from:
Net investment income	(0.62)		(0.65)	(0.57)		(0.13)	(0.61)
Net realized gains	—		—	—		(0.08)	—
Return of capital	—		—	(0.00	) (6)	(0.02)	—
Total distributions	(0.62)		(0.65)	(0.57)		(0.23)	(0.61)
Net asset value, end of year	$22.65		$23.13	$21.12		$21.77	$24.05
Total return (2)	0.70%		12.70%	(0.38)%		(8.59)%	5.24%
Net assets, at end of year (000s)	$1,246		$1,573	$6,304		$7,656	$9,170
Ratio of gross expenses to average net assets (3)(4)	1.90	% (7)	1.87%	1.85%		1.85%	1.84%
Ratio of net expenses to average net assets (4)	1.90	% (7)	1.87%	1.85%		1.85%	1.84%
Ratio of net investment income to average net assets (4)(5)	2.52%		3.18%	2.60%		0.54%	2.45%
Portfolio Turnover Rate	164%		117%	267%		292%	159%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense which are not subject to waiver by the adviser.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	September 30,		September 30,	September 30,		September 30,		September 30,
Class A Shares	2025		2024	2023		2022		2021
Net asset value, beginning of year	$20.50		$19.33	$20.24		$21.91		$21.50
Activity from investment operations:
Net investment income (1)	0.84		0.87	0.63		0.24		0.58
Net realized and unrealized gain (loss) on investments	(0.65)		1.16	(0.89)		(1.65)		0.43
Total from investment operations	0.19		2.03	(0.26)		(1.41)		1.01
Less distributions from:
Net investment income	(0.91)		(0.86)	(0.65)		(0.23)		(0.60)
Net realized gains	—		—	—		—		—
Return of capital	—		—	(0.00	) (6)	(0.03)		—
Total distributions	(0.91)		(0.86)	(0.65)		(0.26)		(0.60)
Net asset value, end of year	$19.78		$20.50	$19.33		$20.24		$21.91
Total return (2)	1.00	% (9)	10.72%	(1.33)%		(6.50)%		4.71%
Net assets, at end of year (000s)	$24,179		$30,473	$40,788		$49,885		$61,843
Ratio of gross expenses to average net assets (3)(4)	1.34%		1.36%	1.34	% (8)	1.34	% (8)	1.34%
Ratio of net expenses to average net assets (4)	1.34%		1.35%	1.35	% (7)	1.35	% (7)	1.34%
Ratio of net investment income to average net assets (4)(5)	4.23%		4.35%	3.17%		1.16%		2.65%
Portfolio Turnover Rate	184%		120%	373%		281%		117%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30,	September 30,	September 30,		September 30,		September 30,
Class C Shares	2025	2024	2023		2022		2021
Net asset value, beginning of year	$20.39	$19.23	$20.14		$21.85		$21.44
Activity from investment operations:
Net investment income (1)	0.71	0.74	0.51		0.12		0.44
Net realized and unrealized gain (loss) on investments	(0.65)	1.16	(0.89)		(1.66)		0.44
Total from investment operations	0.06	1.90	(0.38)		(1.54)		0.88
Less distributions from:
Net investment income	(0.79)	(0.74)	(0.53)		(0.15)		(0.47)
Net realized gains	—	—	—		—		—
Return of capital	—	—	(0.00	) (6)	(0.02)		—
Total distributions	(0.79)	(0.74)	(0.53)		(0.17)		(0.47)
Net asset value, end of year	$19.66	$20.39	$19.23		$20.14		$21.85
Total return (2)	0.36%	10.07%	(1.93)%		(7.07)%		4.12%
Net assets, at end of year (000s)	$78,029	$95,714	$112,911		$149,452		$176,858
Ratio of gross expenses to average net assets (3)(4)	1.94%	1.96%	1.94	% (8)	1.94	% (8)	1.94%
Ratio of net expenses to average net assets (4)	1.94%	1.95%	1.94	% (7)	1.95	% (7)	1.94%
Ratio of net investment income to average net assets (4)(5)	3.63%	3.74%	2.58%		0.54%		2.00%
Portfolio Turnover Rate	184%	120%	373%		281%		117%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30,	September 30,	September 30,		September 30,		September 30,
Investor Class	2025	2024	2023		2022		2021
Net asset value, beginning of year	$20.54	$19.36	$20.27		$21.95		$21.54
Activity from investment operations:
Net investment income (1)	0.86	0.88	0.64		0.24		0.58
Net realized and unrealized gain (loss) on investments	(0.67)	1.16	(0.90)		(1.66)		0.43
Total from investment operations	0.19	2.04	(0.26)		(1.42)		1.01
Less distributions from:
Net investment income	(0.91)	(0.86)	(0.65)		(0.23)		(0.60)
Net realized gains	—	—	—		—		—
Return of capital	—	—	(0.00	) (6)	(0.03)		—
Total distributions	(0.91)	(0.86)	(0.65)		(0.26)		(0.60)
Net asset value, end of year	$19.82	$20.54	$19.36		$20.27		$21.95
Total return (2)	1.00%	10.74%	(1.33)%		(6.53)%		4.70%
Net assets, at end of year (000s)	$19,957	$30,308	$56,842		$67,463		$80,457
Ratio of gross expenses to average net assets (3)(4)	1.34%	1.36%	1.34	% (8)	1.34	% (8)	1.34%
Ratio of net expenses to average net assets (4)	1.34%	1.35%	1.34	% (7)	1.35	% (7)	1.34%
Ratio of net investment income to average net assets (4)(5)	4.33%	4.40%	3.17%		1.13%		2.64%
Portfolio Turnover Rate	184%	120%	373%		281%		117%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30,		September 30,	September 30,		September 30,	September 30,
Instl Class	2025		2024	2023		2022	2021
Net asset value, beginning of year	$20.40		$19.24	$20.15		$21.81	$21.40
Activity from investment operations:
Net investment income (1)	0.92		0.94	0.71		0.32	0.66
Net realized and unrealized gain (loss) on investments	(0.65)		1.16	(0.89)		(1.64)	0.43
Total from investment operations	0.27		2.10	(0.18)		(1.32)	1.09
Less distributions from:
Net investment income	(0.99)		(0.94)	(0.73)		(0.30)	(0.68)
Net realized gains	—		—	—		—	—
Return of capital	—		—	(0.00	) (6)	(0.04)	—
Total distributions	(0.99)		(0.94)	(0.73)		(0.34)	(0.68)
Net asset value, end of year	$19.68		$20.40	$19.24		$20.15	$21.81
Total return (2)	1.42	% (7)	11.16%	(0.94)%		(6.12)%	5.15%
Net assets, at end of year (000s)	$1,137,743		$1,360,646	$1,601,486		$1,674,803	$1,571,623
Ratio of gross expenses to average net assets (3)(4)	0.94%		0.96%	0.94%		0.94%	0.94%
Ratio of net expenses to average net assets (4)	0.94%		0.96%	0.94%		0.94%	0.94%
Ratio of net investment income to average net assets (4)(5)	4.64%		4.73%	3.58%		1.51%	3.01%
Portfolio Turnover Rate	184%		120%	373%		281%	117%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Class A Shares	2025		2024		2023		2022	2021
Net asset value, beginning of year	$26.08		$24.14		$24.79		$27.16	$25.93
Activity from investment operations:
Net investment income (1)	0.75		0.67		0.53		0.20	0.55
Net realized and unrealized gain (loss) on investments	(1.75)		1.91		(0.66)		(1.58)	1.21
Total from investment operations	(1.00)		2.58		(0.13)		(1.38)	1.76
Less distributions from:
Net investment income	(0.78)		(0.64)		(0.52)		(0.22)	(0.53)
Net realized gains	—		—		—		(0.77)	—
Return of capital	—		—		(0.00	) (8)	—	—
Total distributions	(0.78)		(0.64)		(0.52)		(0.99)	(0.53)
Net asset value, end of year	$24.30		$26.08		$24.14		$24.79	$27.16
Total return (2)	(3.85)%		10.79	% (9)	(0.57)%		(5.27)%	6.88%
Net assets, at end of year (000s)	$4,111		$5,031		$4,266		$4,582	$3,384
Ratio of gross expenses to average net assets (3)(4)	1.34	% (7)	1.30%		1.26	% (6)	1.26%	1.29%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.23%		1.23	% (6)	1.23%	1.23%
Ratio of net investment income to average net assets (4)(5)	3.04%		2.61%		2.08%		0.78%	2.04%
Portfolio Turnover Rate	200%		52%		407%		360%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the adviser.

(7)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Less than $0.01.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Class C Shares	2025		2024		2023		2022	2021
Net asset value, beginning of year	$25.80		$23.88		$24.55		$26.99	$25.80
Activity from investment operations:
Net investment income (1)	0.56		0.47		0.34		0.01	0.32
Net realized and unrealized gain (loss) on investments	(1.74)		1.90		(0.66)		(1.56)	1.22
Total from investment operations	(1.18)		2.37		(0.32)		(1.55)	1.54
Less distributions from:
Net investment income	(0.60)		(0.45)		(0.35)		(0.12)	(0.35)
Net realized gains	—		—		—		(0.77)	—
Return of capital	—		—		(0.00	) (8)	—	—
Total distributions	(0.60)		(0.45)		(0.35)		(0.89)	(0.35)
Net asset value, end of year	$24.02		$25.80		$23.88		$24.55	$26.99
Total return (2)	(4.57	)% (9)	9.99	% (9)	(1.36)%		(5.92)%	6.05%
Net assets, at end of year (000s)	$1,907		$2,229		$2,579		$1,529	$1,252
Ratio of gross expenses to average net assets (3)(4)	2.09	% (7)	2.05%		2.02	% (6)	2.01%	2.04%
Ratio of net expenses to average net assets (4)	1.99	% (7)	1.98%		1.99	% (6)	1.98%	1.98%
Ratio of net investment income to average net assets (4)(5)	2.27%		1.85%		1.36%		0.04%	1.19%
Portfolio Turnover Rate	200%		52%		407%		360%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.01% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the adviser.

(7)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Less than $0.01.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Investor Class	2025		2024		2023		2022	2021
Net asset value, beginning of year	$26.06		$24.11		$24.76		$27.14	$25.92
Activity from investment operations:
Net investment income (1)	0.71		0.62		0.49		0.15	0.51
Net realized and unrealized gain (loss) on investments	(1.75)		1.93		(0.66)		(1.57)	1.21
Total from investment operations	(1.04)		2.55		(0.17)		(1.42)	1.72
Less distributions from:
Net investment income	(0.72)		(0.60)		(0.48)		(0.19)	(0.50)
Net realized gains	—		—		—		(0.77)	—
Return of capital	—		—		(0.00	) (8)	—	—
Total distributions	(0.72)		(0.60)		(0.48)		(0.96)	(0.50)
Net asset value, end of year	$24.30		$26.06		$24.11		$24.76	$27.14
Total return (2)	(3.98	)% (9)	10.64	% (9)	(0.72)%		(5.38)%	6.66%
Net assets, at end of year (000s)	$365		$1,482		$4,110		$4,129	$4,377
Ratio of gross expenses to average net assets (3)(4)	1.48	% (7)	1.45%		1.41	% (6)	1.41%	1.44%
Ratio of net expenses to average net assets (4)	1.38	% (7)	1.38%		1.38	% (6)	1.38%	1.38%
Ratio of net investment income to average net assets (4)(5)	2.83%		2.45%		1.95%		0.59%	1.89%
Portfolio Turnover Rate	200%		52%		407%		360%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the adviser.

(7)	Includes 0.00% for the year ended September 30, 2025 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Less than $0.01.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Instl Class	2025		2024		2023		2022	2021
Net asset value, beginning of year	$25.99		$24.07		$24.73		$27.07	$25.85
Activity from investment operations:
Net investment income (1)	0.79		0.71		0.58		0.25	0.60
Net realized and unrealized gain (loss) on investments	(1.75)		1.92		(0.65)		(1.57)	1.22
Total from investment operations	(0.96)		2.63		(0.07)		(1.32)	1.82
Less distributions from:
Net investment income	(0.84)		(0.71)		(0.59)		(0.25)	(0.60)
Net realized gains	—		—		—		(0.77)	—
Return of capital	—		—		(0.00	) (8)	—	—
Total distributions	(0.84)		(0.71)		(0.59)		(1.02)	(0.60)
Net asset value, end of year	$24.19		$25.99		$24.07		$24.73	$27.07
Total return (2)	(3.70	)% (9)	11.01	% (9)	(0.36)%		(5.04)%	7.06%
Net assets, at end of year (000s)	$171,870		$283,865		$288,960		$302,954	$281,733
Ratio of gross expenses to average net assets (3)(4)	1.09	% (7)	1.05%		1.02	% (6)	1.01%	1.04%
Ratio of net expenses to average net assets (4)	1.06	% (7)	1.05%		1.02	% (6)	1.01%	1.02%
Ratio of net investment income to average net assets (4)(5)	3.19%		2.78%		2.31%		0.96%	2.23%
Portfolio Turnover Rate	200%		52%		407%		360%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the adviser.

(7)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Less than $0.01.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Special Shares	2025		2024		2023		2022	2021
Net asset value, beginning of year	$26.12		$24.18		$24.84		$27.11	$25.88
Activity from investment operations:
Net investment income (1)	0.83		0.74		0.61		0.27	0.64
Net realized and unrealized gain (loss) on investments	(1.76)		1.93		(0.66)		(1.57)	1.21
Total from investment operations	(0.93)		2.67		(0.05)		(1.30)	1.85
Less distributions from:
Net investment income	(0.86)		(0.73)		(0.61)		(0.20)	(0.62)
Net realized gains	—		—		—		(0.77)	—
Return of capital	—		—		(0.00	) (8)	—	—
Total distributions	(0.86)		(0.73)		(0.61)		(0.97)	(0.62)
Net asset value, end of year	$24.33		$26.12		$24.18		$24.84	$27.11
Total return (2)	(3.54)%		11.14	% (9)	(0.27)%		(4.96)%	7.19%
Net assets, at end of year (000s)	$100		$218		$290		$295	$443
Ratio of gross expenses to average net assets (3)(4)	0.98	% (7)	0.96%		0.93	% (6)	0.94%	0.94%
Ratio of net expenses to average net assets (4)	0.93	% (7)	0.92%		0.92	% (6)	0.92%	0.92%
Ratio of net investment income to average net assets (4)(5)	3.36%		2.89%		2.40%		1.04%	2.36%
Portfolio Turnover Rate	200%		52%		407%		360%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes 0.00% for the year ended September 30, 2023 attributed to line of credit expense which are not subject to waiver by the adviser.

(7)	Includes 0.01% for the year ended September 30, 2025 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Less than $0.01.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Class A Shares	2025		2024		2023		2022	2021
Net asset value, beginning of year	$26.77		$25.30		$25.90		$27.74	$27.83
Activity from investment operations:
Net investment income (1)	1.33		1.33		1.10		0.11	0.84
Net realized and unrealized gain (loss) on investments	(1.64)		1.47		(0.54)		(1.81)	1.09
Total from investment operations	(0.31)		2.80		0.56		(1.70)	1.93
Less distributions from:
Net investment income	(1.35)		(1.33)		(1.16)		(0.14)	(0.78)
Net realized gains	—		—		—		—	(1.24)
Return of capital	—		—		(0.00	) (6)	—	—
Total distributions	(1.35)		(1.33)		(1.16)		(0.14)	(2.02)
Net asset value, end of year	$25.11		$26.77		$25.30		$25.90	$27.74
Total return (2)	(1.15	)% (7)	11.34	% (7)	2.20%		(6.15)%	7.15%
Net assets, at end of year (000s)	$7,464		$7,224		$7,055		$22,076	$12,105
Ratio of gross expenses to average net assets (3)(4)	1.47%		1.47%		1.48%		1.48%	1.48%
Ratio of net expenses to average net assets (4)	1.47%		1.47%		1.48%		1.48%	1.48%
Ratio of net investment income to average net assets (4)(5)	5.17%		5.13%		4.25%		0.40%	3.02%
Portfolio Turnover Rate	190%		70%		198%		514%	57%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Class C Shares	2025		2024		2023		2022	2021
Net asset value, beginning of year	$26.55		$25.11		$25.72		$27.68	$27.81
Activity from investment operations:
Net investment income (loss) (1)	1.13		1.12		0.93		(0.09)	0.63
Net realized and unrealized gain (loss) on investments	(1.63)		1.46		(0.56)		(1.80)	1.09
Total from investment operations	(0.50)		2.58		0.37		(1.89)	1.72
Less distributions from:
Net investment income	(1.16)		(1.14)		(0.98)		(0.07)	(0.61)
Net realized gains	—		—		—		—	(1.24)
Return of capital	—		—		(0.00	) (6)	—	—
Total distributions	(1.16)		(1.14)		(0.98)		(0.07)	(1.85)
Net asset value, end of year	$24.89		$26.55		$25.11		$25.72	$27.68
Total return (2)	(1.89	)% (7)	10.49	% (7)	1.46%		(6.85)%	6.33%
Net assets, at end of year (000s)	$23,156		$25,693		$23,088		$21,528	$22,977
Ratio of gross expenses to average net assets (3)(4)	2.22%		2.22%		2.24%		2.23%	2.23%
Ratio of net expenses to average net assets (4)	2.22%		2.22%		2.24%		2.23%	2.23%
Ratio of net investment income (loss) to average net assets (4)(5)	4.44%		4.37%		3.63%		(0.36)%	2.27%
Portfolio Turnover Rate	190%		70%		198%		514%	57%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Investor Class	2025		2024		2023		2022	2021
Net asset value, beginning of year	$26.75		$25.29		$25.89		$27.75	$27.84
Activity from investment operations:
Net investment income (1)	1.29		1.29		1.10		0.07	0.79
Net realized and unrealized gain (loss) on investments	(1.64)		1.46		(0.57)		(1.81)	1.10
Total from investment operations	(0.35)		2.75		0.53		(1.74)	1.89
Less distributions from:
Net investment income	(1.31)		(1.29)		(1.13)		(0.12)	(0.74)
Net realized gains	—		—		—		—	(1.24)
Return of capital	—		—		(0.00	) (6)	—	—
Total distributions	(1.31)		(1.29)		(1.13)		(0.12)	(1.98)
Net asset value, end of year	$25.09		$26.75		$25.29		$25.89	$27.75
Total return (2)	(1.30	)% (7)	11.14	% (7)	2.07%		(6.29)%	6.99%
Net assets, at end of year (000s)	$14,583		$15,217		$13,227		$17,598	$19,077
Ratio of gross expenses to average net assets (3)(4)	1.62%		1.62%		1.64%		1.63%	1.63%
Ratio of net expenses to average net assets (4)	1.62%		1.62%		1.64%		1.63%	1.63%
Ratio of net investment income to average net assets (4)(5)	5.02%		4.98%		4.28%		0.27%	2.83%
Portfolio Turnover Rate	190%		70%		198%		514%	57%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	September 30,		September 30,	September 30,		September 30,	September 30,
Instl Class	2025		2024	2023		2022	2021
Net asset value, beginning of year	$26.82		$25.35	$25.96		$27.76	$27.85
Activity from investment operations:
Net investment income (1)	1.40		1.39	1.20		0.18	0.91
Net realized and unrealized gain (loss) on investments	(1.64)		1.47	(0.58)		(1.81)	1.09
Total from investment operations	(0.24)		2.86	0.62		(1.63)	2.00
Less distributions from:
Net investment income	(1.41)		(1.39)	(1.23)		(0.17)	(0.85)
Net realized gains	—		—	—		—	(1.24)
Return of capital	—		—	(0.00	) (6)	—	—
Total distributions	(1.41)		(1.39)	(1.23)		(0.17)	(2.09)
Net asset value, end of year	$25.17		$26.82	$25.35		$25.96	$27.76
Total return (2)	(0.87	)% (7)	11.59%	2.43%		(5.89)%	7.40%
Net assets, at end of year (000s)	$1,767,370		$1,865,088	$1,728,412		$2,051,793	$1,840,643
Ratio of gross expenses to average net assets (3)(4)	1.22%		1.22%	1.24%		1.23%	1.23%
Ratio of net expenses to average net assets (4)	1.22%		1.22%	1.24%		1.23%	1.23%
Ratio of net investment income to average net assets (4)(5)	5.42%		5.37%	4.68%		0.66%	3.26%
Portfolio Turnover Rate	190%		70%	198%		514%	57%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Class A Shares	2025		2024		2023		2022	2021 (1)
Net asset value, beginning of period	$24.57		$21.97		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.56		0.64		0.47		0.20	0.24
Net realized and unrealized gain (loss) on investments	(0.07)		2.63		0.25	(11)	(2.89)	(0.44)
Total from investment operations	0.49		3.27		0.72		(2.69)	(0.20)
Less distributions from:
Net investment income	(0.67)		(0.67)		(0.44)		(0.22)	(0.19)
Return of capital	—		—		—		(0.01)	—
Total distributions	(0.67)		(0.67)		(0.44)		(0.23)	(0.19)
Net asset value, end of period	$24.39		$24.57		$21.97		$21.69	$24.61
Total return (3)	2.07	% (12)	15.06%		3.33%		(10.99)%	(0.82	)% (8)
Net assets, at end of period (000s)	$1,151		$234		$203		$614	$339
Ratio of gross expenses to average net assets (4)(5)(7)	1.53	% (10)	1.55	% (10)	1.53	% (10)	1.64%	1.72%
Ratio of net expenses to average net assets (5)(7)	1.56	% (9)	1.56	% (9)	1.56	% (9)	1.56%	1.56%
Ratio of net investment income to average net assets (5)(6)(7)	2.37%		2.74%		2.11%		0.85%	2.72%
Portfolio Turnover Rate	168%		115%		207%		345%	39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Class A shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	September 30,	September 30,		September 30,		September 30,		September 30,
Class C Shares	2025	2024		2023		2022		2021 (1)
Net asset value, beginning of period	$24.42	$21.85		$21.63		$24.55		$25.00
Activity from investment operations:
Net investment income (2)	0.44	0.45		0.28		0.05		0.14
Net realized and unrealized gain (loss) on investments	(0.13)	2.63		0.27	(12)	(2.89)		(0.41)
Total from investment operations	0.31	3.08		0.55		(2.84)		(0.27)
Less distributions from:
Net investment income	(0.49)	(0.51)		(0.33)		(0.08)		(0.18)
Return of capital	—	—		—		(0.00	) (9)	—
Total distributions	(0.49)	(0.51)		(0.33)		(0.08)		(0.18)
Net asset value, end of period	$24.24	$24.42		$21.85		$21.63		$24.55
Total return (3)	1.34%	14.23%		2.53%		(11.58)%		(1.09	)% (8)
Net assets, at end of period (000s)	$1,279	$1,083		$589		$42		$29
Ratio of gross expenses to average net assets (4)(5)(7)	2.29%	2.30	% (11)	2.28	% (11)	2.39%		2.47%
Ratio of net expenses to average net assets (5)(7)	2.29%	2.31	% (10)	2.31	% (10)	2.31%		2.31%
Ratio of net investment income to average net assets (5)(6)(7)	1.86%	1.92%		1.26%		0.22%		1.63%
Portfolio Turnover Rate	168%	115%		207%		345%		39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Class C shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(12)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Investor Class	2025		2024		2023		2022	2021 (1)
Net asset value, beginning of period	$24.58		$21.96		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.59		0.61		0.38		0.19	0.18
Net realized and unrealized gain (loss) on investments	(0.13)		2.64		0.30	(11)	(2.91)	(0.39)
Total from investment operations	0.46		3.25		0.68		(2.72)	(0.21)
Less distributions from:
Net investment income	(0.62)		(0.63)		(0.41)		(0.19)	(0.18)
Return of capital	—		—		—		(0.01)	—
Total distributions	(0.62)		(0.63)		(0.41)		(0.20)	(0.18)
Net asset value, end of period	$24.42		$24.58		$21.96		$21.69	$24.61
Total return (3)	1.98	% (12)	14.95	% (12)	3.16%		(11.07)%	(0.84	)% (8)
Net assets, at end of period (000s)	$1,716		$2,530		$4,700		$1,460	$1,457
Ratio of gross expenses to average net assets (4)(5)(7)	1.69	% (10)	1.70	% (10)	1.68	% (10)	1.79%	1.87%
Ratio of net expenses to average net assets (5)(7)	1.71	% (9)	1.71	% (9)	1.71	% (9)	1.71%	1.71%
Ratio of net investment income to average net assets (5)(6)(7)	2.47%		2.62%		1.68%		0.82%	2.03%
Portfolio Turnover Rate	168%		115%		207%		345%	39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Investor Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	September 30,		September 30,		September 30,		September 30,	September 30,
Instl Class	2025		2024		2023		2022	2021 (1)
Net asset value, beginning of period	$24.57		$21.97		$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)	0.69		0.70		0.48		0.29	0.21
Net realized and unrealized gain (loss) on investments	(0.13)		2.63		0.30	(11)	(2.92)	(0.40)
Total from investment operations	0.56		3.33		0.78		(2.63)	(0.19)
Less distributions from:
Net investment income	(0.73)		(0.73)		(0.50)		(0.28)	(0.20)
Return of capital	—		—		—		(0.01)	—
Total distributions	(0.73)		(0.73)		(0.50)		(0.29)	(0.20)
Net asset value, end of period	$24.40		$24.57		$21.97		$21.69	$24.61
Total return (3)	2.36	% (12)	15.34	% (12)	3.60%		(10.75)%	(0.76	)% (8)
Net assets, at end of period (000s)	$291,780		$352,124		$403,441		$163,155	$134,137
Ratio of gross expenses to average net assets (4)(5)(7)	1.29	% (10)	1.30	% (10)	1.28	% (10)	1.39%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.29	% (9)	1.31	% (9)	1.31	% (9)	1.31%	1.31%
Ratio of net investment income to average net assets (5)(6)(7)	2.87%		3.02%		2.13%		1.21%	2.32%
Portfolio Turnover Rate	168%		115%		207%		345%	39	% (8)

(1)	The Ocean Park Tactical Risk Spectrum 50 Fund Instl Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(11)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended
	September 30,		September 30,		September 30,
Investor Class	2025		2024		2023 (1)
Net asset value, beginning of year	$26.92		$24.69		$25.00
Activity from investment operations:
Net investment income (2)	0.94		0.83		0.74
Net realized and unrealized gain (loss) on investments	(0.58	) (9)	2.36		(0.32)
Total from investment operations	0.36		3.19		0.42
Less distributions from:
Net investment income	(0.52)		(0.96)		(0.73)
Net realized gains	(0.08)		—		—
Total distributions	(0.60)		(0.96)		(0.73)
Net asset value, end of year	$26.68		$26.92		$24.69
Total return (3)	1.36	% (8)	13.09	% (8)	1.68%
Net assets, at end of year (000s)	$184		$52		$25 (7)
Ratio of gross expenses to average net assets (4)(5)	1.72%		2.08%		2.02%
Ratio of net expenses to average net assets (5)	1.71%		1.71%		1.71%
Ratio of net investment income to average net assets (5)(6)	3.57%		3.12%		2.94%
Portfolio Turnover Rate	181%		101%		232%

(1)	The Ocean Park Tactical Risk Spectrum 30 Fund Investor Class shares commenced operations on September 30, 2022

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Actual net assets, not truncated.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended
	September 30,		September 30,		September 30,
Instl Class	2025		2024		2023 (1)
Net asset value, beginning of year	$26.92		$24.69		$25.00
Activity from investment operations:
Net investment income (2)	0.94		0.95		0.74
Net realized and unrealized gain (loss) on investments	(0.16	) (8)	2.26		(0.32)
Total from investment operations	0.78		3.21		0.42
Less distributions from:
Net investment income	(0.91)		(0.98)		(0.73)
Net realized gains	(0.08)		—		—
Total distributions	(0.99)		(0.98)		(0.73)
Net asset value, end of year	$26.71		$26.92		$24.69
Total return (3)	3.01%		13.15	% (7)	1.68%
Net assets, at end of year (000s)	$169,585		$37,272		$37,838
Ratio of gross expenses to average net assets (4)(5)	1.32%		1.68%		1.62%
Ratio of net expenses to average net assets (5)	1.31%		1.31%		1.31%
Ratio of net investment income to average net assets (5)(6)	3.59%		3.68%		2.94%
Portfolio Turnover Rate	181%		101%		232%

(1)	The Ocean Park Tactical Risk Spectrum 30 Fund Instl Class shares commenced operations on September 30, 2022

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Period Ended
	September 30,		September 30,		September 30,
Investor Class	2025		2024		2023 (1)
Net asset value, beginning of period	$28.49		$24.97		$25.00
Activity from investment operations:
Net investment income (2)	0.48		0.54		0.17
Net realized and unrealized gain (loss) on investments	0.01		3.44		(0.10)
Total from investment operations	0.49		3.98		0.07
Less distributions from:
Net investment income	(0.48)		(0.46)		(0.10)
Net realized gains	(0.09)		—		—
Total distributions	(0.57)		(0.46)		(0.10)
Net asset value, end of period	$28.41		$28.49		$24.97
Total return (3)	1.82	% (7)	16.05	% (7)	0.28	% (9)
Net assets, at end of period (000s)	$26		$27		$18
Ratio of gross expenses to average net assets (4)(5)(8)	1.84%		2.12%		2.99%
Ratio of net expenses to average net assets (5)(8)	1.71%		1.71%		1.71%
Ratio of net investment income to average net assets (5)(6)(8)	1.76%		2.01%		1.30%
Portfolio Turnover Rate	217%		113%		99	% (9)

(1)	The Ocean Park Tactical Risk Spectrum 70 Fund Investor Class shares commenced operations on March 31, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended	Period Ended
	September 30,		September 30,	September 30,
Instl Class	2025		2024	2023 (1)
Net asset value, beginning of period	$28.56		$24.97	$25.00
Activity from investment operations:
Net investment income (2)	0.62		0.57	0.21
Net realized and unrealized gain (loss) on investments	(0.03	) (7)	3.58	(0.10)
Total from investment operations	0.59		4.15	0.11
Less distributions from:
Net investment income	(0.60)		(0.56)	(0.14)
Net realized gains	(0.09)		—	—
Total distributions	(0.69)		(0.56)	(0.14)
Net asset value, end of period	$28.46		$28.56	$24.97
Total return (3)	2.17%		16.77%	0.45	% (9)
Net assets, at end of period (000s)	$71,540		$47,991	$23,173
Ratio of gross expenses to average net assets (4)(5)(8)	1.44%		1.72%	2.59%
Ratio of net expenses to average net assets (5)(8)	1.31%		1.31%	1.31%
Ratio of net investment income to average net assets (5)(6)(8)	2.23%		2.08%	1.64%
Portfolio Turnover Rate	217%		113%	99	% (9)

(1)	The Ocean Park Tactical Risk Spectrum 70 Fund Instl Class shares commenced operations on March 31, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended
	September 30,		September 30,
Investor Class	2025		2024
Net asset value, beginning of year	$29.04		$25.00
Activity from investment operations:
Net investment income (2)	0.30		0.32
Net realized and unrealized gain on investments	0.41		4.13
Total from investment operations	0.71		4.45
Less distributions from:
Net investment income	(0.37)		(0.41)
Net realized gains	(0.22)		—
Total distributions	(0.59)		(0.41)
Net asset value, end of year	$29.16		$29.04
Total return (3)	2.54	% (7)	17.95	% (7)
Net assets, at end of year (000s)	$159		$179
Ratio of gross expenses to average net assets (4)(5)	3.20%		7.51%
Ratio of net expenses to average net assets (5)	1.39%		1.39%
Ratio of net investment income to average net assets (5)(6)	1.04%		1.13%
Portfolio Turnover Rate	236%		93%

(1)	The Ocean Park Tactical Core Growth Fund Investor Class shares commenced operations on September 29, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

OCEAN PARK TACTICAL CORE GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended
	September 30,	September 30,
Instl Class	2025	2024
Net asset value, beginning of year	$29.11	$25.00
Activity from investment operations:
Net investment income (2)	0.45	0.44
Net realized and unrealized gain on investments	0.38	4.12
Total from investment operations	0.83	4.56
Less distributions from:
Net investment income	(0.43)	(0.45)
Net realized gains	(0.22)	—
Total distributions	(0.65)	(0.45)
Net asset value, end of year	$29.29	$29.11
Total return (3)	2.96%	18.40%
Net assets, at end of year (000s)	$11,666	$3,784
Ratio of gross expenses to average net assets (4)(5)	2.80%	7.11%
Ratio of net expenses to average net assets (5)	0.99%	0.99%
Ratio of net investment income to average net assets (5)(6)	1.61%	1.60%
Portfolio Turnover Rate	236%	93%

(1)	The Ocean Park Tactical Core Growth Fund Instl Class shares commenced operations on September 29, 2023

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1.	ORGANIZATION

The Ocean Park Tactical All Asset Fund (“OPTAAF”), Ocean Park Tactical Core Income Fund (“OPTCIF”), Ocean Park Tactical Municipal Fund (“OPTMF”), Ocean Park Tactical Bond Fund (“OPTBF”), Ocean Park Tactical Risk Spectrum 50 Fund (“OPTRSFF”), Ocean Park Tactical Risk Spectrum 30 Fund (“OPTRSTF”), Ocean Park Tactical Risk Spectrum 70 Fund (“OPTRSSF”), and Ocean Park Tactical Core Growth Fund (“OPTCGF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. OPTAAF’s two investment objectives are to provide total return and to limit exposure to downside risk. OPTCIF’s two investment objectives are to provide total return and to limit exposure to downside risk. OPTMF’s two investment objectives are to provide total return and to limit exposure to downside risk. OPTBF’s two investment objectives are to provide total return and to limit exposure to downside risk. OPTRSFF’s two investment objectives are to provide total return and to limit exposure to downside risk. OPTRSTF’s two investment objectives are to provide total return and to limit exposure to downside risk. OPTRSSF’s two investment objectives are to provide total return and to limit exposure to downside risk. OPTCGF’s two investment objectives are to provide total return and to limit exposure to downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”). The Funds are “fund of funds”, in that they will generally invest in other investment companies.

OPTAAF, OPTCIF, OPTMF, OPTBF and OPTRSFF currently offer Class A, Class C, Investor Class, and Instl Class shares, with OPTAAF also offers Class A1 and Class I1 shares, and OPTMF also offers Special Class Shares. OPTRSTF, OPTRSSF, and OPTCGF currently offers Investor Class and Instl Class Shares. Class C, Investor Class, Instl Class, Special Shares and Class I1 shares are offered at net asset value (“NAV”). The Trust suspended the sale of Class Y shares for OPTAAF. Effective July 26, 2019, the Trust suspended the sale of Class Y shares and existing Class Y shares have been converted into Instl Class shares for OPTCIF. Effective July 7, 2023, OPTMF suspended purchase orders from any investors for the Special Shares Class. Class A and Class A1 shares are offered at NAV plus a maximum sales charge of 3.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Exchange-Traded Funds – The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii)

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for the Funds’ assets measured at fair value:

Ocean Park Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$243,042,210	$—	$—	$243,042,210
Open End Funds	180,171,532	—	—	180,171,532
Collateral For Securities Loaned	40,870,223	—	—	40,870,223
Money Market Fund	1,167,075	—	—	1,167,075
Total	$465,251,040	$—	$—	$465,251,040

Ocean Park Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$678,636,330	$—	$—	$678,636,330
Open End Funds	578,560,463	—	—	578,560,463
Collateral For Securities Loaned	124,420,183	—	—	124,420,183
Money Market Fund	4,614,714	—	—	4,614,714
Total	$1,386,231,690	$—	$—	$1,386,231,690

Ocean Park Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,268,121	$—	$—	$18,268,121
Open End Funds	159,755,721	—	—	159,755,721
Collateral For Securities Loaned	1,940,262	—	—	1,940,262
Money Market Funds	537,981	—	—	537,981
Total	$180,502,085	$—	$—	$180,502,085

Ocean Park Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,081,946,291	$—	$—	$1,081,946,291
Open End Funds	724,870,722	—	—	724,870,722
Collateral For Securities Loaned	186,006,276	—	—	186,006,276
Money Market Fund	3,075,282	—	—	3,075,282
Total	$1,995,898,571	$—	$—	$1,995,898,571

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Ocean Park Tactical Risk Spectrum 50 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$195,170,158	$—	$—	$195,170,158
Open End Funds	99,408,500	—	—	99,408,500
Collateral For Securities Loaned	20,119,488	—	—	20,119,488
Money Market Fund	425,027	—	—	425,027
Total	$315,123,173	$—	$—	$315,123,173

Ocean Park Tactical Risk Spectrum 30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$97,385,624	$—	$—	$97,385,624
Open End Funds	71,506,690	—	—	71,506,690
Collateral For Securities Loaned	17,429,740	—	—	17,429,740
Money Market Fund	83,657	—	—	83,657
Total	$186,405,711	$—	$—	$186,405,711

Ocean Park Tactical Risk Spectrum 70 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$62,100,831	$—	$—	$62,100,831
Open End Funds	9,229,016	—	—	9,229,016
Collateral For Securities Loaned	7,305,534	—	—	7,305,534
Money Market Fund	93,140	—	—	93,140
Total	$78,728,521	$—	$—	$78,728,521

Ocean Park Tactical Core Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$11,167,110	$—	$—	$11,167,110
Open End Funds	573,550	—	—	573,550
Collateral For Securities Loaned	242,891	—	—	242,891
Money Market Fund	59,423	—	—	59,423
Total	$12,042,974	$—	$—	$12,042,974

The Funds did not hold any Level 2 or 3 securities during the year.

*	See Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for OPTCIF, OPTMF, OPTBF and OPTCGF and quarterly for OPTAAF, OPTRSFF, OPTRSTF and OPTRSSF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 to September 30, 2024, or expected to be taken in the Funds’ September 30, 2025 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended September 30, 2025, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	PRINCIPAL INVESTMENT RISKS

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

4.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

FUND	PURCHASES	SALES
OPTAAF	$835,576,984	$1,018,831,683
OPTCIF	$2,600,825,319	$2,820,639,840
OPTMF	$432,526,062	$528,236,944
OPTBF	$3,575,288,748	$3,545,787,463
OPTRSFF	$548,542,847	$605,180,932
OPTRSTF	$346,969,708	$215,490,991
OPTRSSF	$161,030,524	$137,225,034
OPTCGF	$27,918,786	$20,336,462

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ocean Park Asset Management, LLC, formerly known as Wright Fund Management, LLC, serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as indicated below. For the year ended September 30, 2025, each Fund incurred the following in advisory fees:

FUND	ANNUAL RATE	TOTAL ADVISORY FEE
OPTAAF	1.25%	$6,436,985
OPTCIF	0.75%	$10,644,649
OPTMF	0.75%	$1,813,354
OPTBF	1.05%	$20,584,537
OPTRSFF	1.05%	$3,439,102
OPTRSTF	1.05%	$1,243,911
OPTRSSF	1.05%	$671,919
OPTCGF	0.75%	$65,248

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2026 for OPTAAF, OPTCIF, OPTMF, OPTBF, OPTRSFF, OPTRSTF, OPTRSSF and OPTCGF to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses)) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

FUND	Class A	Class C	Investor Class	Instl Class	Class A1	Class I1	Special Shares
OPTAAF	1.75%	2.50%	1.75%	1.50%	1.90%	1.90%	N/A
OPTCIF	1.35%	1.95%	1.35%	1.00%	N/A	N/A	N/A
OPTMF	1.23%	1.98%	1.38%	1.05%	N/A	N/A	0.92%
OPTBF	1.54%	2.29%	1.69%	1.29%	N/A	N/A	N/A
OPTRSFF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A
OPTRSTF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A
OPTRSSF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A
OPTCGF	1.24%	1.99%	1.39%	0.99%	N/A	N/A	N/A

If the Adviser waives any fees or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2025, the Adviser waived $0 with respect to OPTAAF, OPTBF, and OPTRSFF, and $3,451, $76,526, $13,021, $82,101 and $157,722 to OPTCIF, OPTMF, OPTRSTF, OPTRSSF and OPTCGF respectively, under each Fund’s Expense Limitation Agreement. For the year ended September 30, 2025, the Adviser recaptured fees in the amount $9,103 for OPTRSFF with respect to the Fund.

The following amounts are subject to recapture by the Adviser by the following dates:

FUND	9/30/2026	9/30/2027	9/30/2028
OPTCIF	$—	$9,168	$3,451
OPTMF	$4,158	$12,509	$76,526
OPTRSTF	$127,829	$127,492	$13,021
OPTRSSF	$76,683	$133,196	$82,101
OPTCGF	$—	$166,311	$157,722

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of the average daily net assets attributable to the following Funds and Classes, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended September 30, 2025, the 12b-1 annual rates of the average daily net assets of each class of shares for the Funds were as follows:

FUND	Class A	Class C	Investor Class	Class A1	Class I1
OPTAAF	0.25%	1.00%	0.25%	0.40%	0.40%
OPTCIF	0.40%	1.00%	0.40%	N/A	N/A
OPTMF	0.25%	1.00%	0.40%	N/A	N/A
OPTBF	0.25%	1.00%	0.40%	N/A	N/A
OPTRSFF	0.25%	1.00%	0.40%	N/A	N/A
OPTRSTF	0.25%	1.00%	0.40%	N/A	N/A
OPTRSSF	0.25%	1.00%	0.40%	N/A	N/A
OPTCGF	0.25%	1.00%	0.40%	N/A	N/A

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended September 30, 2025, the amounts listed below were received by the Distributor and retained by the principal underwriter or other affiliated broker-dealers for each Fund respectively:

Fund	Share Class	Front End Sale charges received by the Distributor	Amounts retained by the Principal Underwriter
OPTAAF	Class A1	$—	$—
	Class A	$2,316	$158
OPTCIF	Class A	$30,615	$1,443
OPTMF	Class A	$14,213	$836
OPTBF	Class A	$73,229	$5,469
OPTRSFF	Class A	$27,419	$2,852

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	CREDIT FACILITY

Effective July 28, 2025, the Funds entered into an amended and restated loan agreement, dated July 28, 2025, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”). Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate per month. There are no fees charged on the unused portion of the line of credit. For the year ended September 30, 2025, amounts outstanding to the Funds under the credit facility at no time were permitted to exceed $150,000,000. During the year ended September 30, 2025, OPTAAF, OPTCIF, OPTMF, OPTBF, OPTRSFF, OPTRSTF, OPTRSSF and OPTCGF drew on the line of credit as follows:

FUND	Interest Expense	Outstanding Balance as of September 30, 2025	Average Borrowings	Average Borrowings Rate	Maximum Borrowing Interest Rate
OPTAAF	$37,632	$—	$4,916,694	7.53%	8.00%
OPTCIF	$33,810	$—	$6,066,115	7.53%	8.00%
OPTMF	$11,942	$—	$926,086	7.52%	7.75%
OPTBF	$20,343	$—	$3,032,161	7.52%	8.00%
OPTRSFF	$2,369	$—	$367,667	7.54%	7.75%
OPTRSTF	$2,959	$—	$504,619	7.54%	8.00%
OPTRSSF	$2,347	$—	$547,357	7.45%	7.50%
OPTCGF	$888	$—	$27,913	7.54%	8.00%

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, Charles Schwab held approximately 64.9%, 34.2%, 48.8%, 46.8%, 58.8%, 42.8%, and 38.0% of the voting securities of OPTAAF, OPTCIF, OPTMF, OPTBF, OPTRSFF, OPTRSTF, and OPTCGF, respectively. Pershing LLC held approximately 30.9% of the voting securities of OPTRTF. National Financial Services LLC held approximately 55.1% and 32.1% of the voting securities of OPTRSSF, and OPTCGF. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab, Pershing LLC or National Financial Services LLC are also owned beneficially.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

OPTBF currently invests a portion of its assets in the BlackRock High Yield Bond Portfolio, - Institutional Class (“BlackRock”). BlackRock is registered under the 1940 Act as an open-end management investment company. OPTBF may redeem its investments in BlackRock at any time if the Adviser determines that it is in the best interest of OPTBF, and their shareholders to do so. The

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

performance of OPTBF will be directly affected by the performance of BlackRock. The financial statements of BlackRock, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with OPTBF’s financial statements. As of September 30, 2025, the percentage of OPTBF’s net assets invested in BlackRock was 25.6%.

OPTCGF currently invests a portion of its assets in the SPDR Portfolio S&P 500 ETF (“SPDR”). SPDR is registered under the 1940 Act as an open-end management investment company. OPTCGF may redeem its investments in SPDR at any time if the Adviser determines that it is in the best interest of OPTCGF, and their shareholders to do so. The performance of OPTCGF will be directly affected by the performance of SPDR. The financial statements of SPDR, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with OPTCGF’s financial statements. As of September 30, 2025, the percentage of OPTCGF’s net assets invested in SPDR was 36.9%.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions utilized during the periods ended September 30, 2025, and September 30, 2024 was as follows:

For the year ended September 30, 2025:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Ocean Park Tactical All Asset Fund	$15,534,226	$—	$—	$—	$15,534,226
Ocean Park Tactical Core Income Fund	69,697,358	—	—	—	69,697,358
Ocean Park Tactical Municipal Fund	1,140,942	—	—	6,704,148	7,845,090
Ocean Park Tactical Bond Fund	106,631,251	—	—	—	106,631,251
Ocean Park Tactical Risk Spectrum 50 Fund	9,715,472	—	—	—	9,715,472
Ocean Park Tactical Risk Spectrum 30 Fund	4,290,795	105,810	—	—	4,396,605
Ocean Park Tactical Risk Spectrum 70 Fund	1,504,670	147,262	—	—	1,651,932
Ocean Park Tactical Core Growth Fund	186,693	1,701	—	—	188,394

For the period ended September 30, 2024:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Ocean Park Tactical All Asset Fund	$21,256,934	$—	$—	$—	$21,256,934
Ocean Park Tactical Core Income Fund	68,799,419	—	—	4,230,750	73,030,169
Ocean Park Tactical Municipal Fund	1,042,323	—	—	6,835,142	7,877,465
Ocean Park Tactical Bond Fund	94,994,034	—	—	—	94,994,034
Ocean Park Tactical Risk Spectrum 50 Fund	11,288,631	—	—	—	11,288,631
Ocean Park Tactical Risk Spectrum 30 Fund	1,346,027	—	—	16,962	1,362,989
Ocean Park Tactical Risk Spectrum 70 Fund	687,483	—	—	—	687,483
Ocean Park Tactical Core Growth Fund	41,574	—	—	—	41,574

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Ocean Park Tactical All Asset Fund	$—	$—	$—	$(64,849,827)	$—	$30,370,724	$(34,479,103)
Ocean Park Tactical Core Income Fund	—	—	(16,201,348)	(168,180,365)	—	37,034,088	(147,347,625)
Ocean Park Tactical Municipal Fund	—	—	(1,911,664)	(20,726,203)	—	(19,375)	(22,657,242)
Ocean Park Tactical Bond Fund	—	—	(64,492,695)	(126,003,804)	—	41,339,014	(149,157,485)
Ocean Park Tactical Risk Spectrum 50 Fund	33,270	—	—	(16,897,824)	—	22,168,956	5,304,402
Ocean Park Tactical Risk Spectrum 30 Fund	18,747	1,499	(5,106,725)	—	—	8,027,294	2,940,815
Ocean Park Tactical Risk Spectrum 70 Fund	—	—	(2,434,459)	—	—	6,332,169	3,897,710
Ocean Park Tactical Core Growth Fund	68	—	(651,824)	—	—	1,272,676	620,920

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and foreign tax passthrough basis adjustments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Ocean Park Tactical All Asset Fund	$—
Ocean Park Tactical Core Income Fund	16,201,348
Ocean Park Tactical Municipal Fund	1,911,664
Ocean Park Tactical Bond Fund	64,492,695
Ocean Park Tactical Risk Spectrum 50 Fund	—
Ocean Park Tactical Risk Spectrum 30 Fund	5,106,725
Ocean Park Tactical Risk Spectrum 70 Fund	2,434,459
Ocean Park Tactical Core Growth Fund	651,824

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Ocean Park Tactical All Asset Fund	$64,849,827	$—	$64,849,827	$1,348,903
Ocean Park Tactical Core Income Fund	168,167,715	12,650	168,180,365	5,950,917
Ocean Park Tactical Municipal Fund	20,718,809	7,394	20,726,203	3,803,854
Ocean Park Tactical Bond Fund	126,003,804	—	126,003,804	—
Ocean Park Tactical Risk Spectrum 50 Fund	16,897,824	—	16,897,824	7,016,446
Ocean Park Tactical Risk Spectrum 30 Fund	—	—	—	—
Ocean Park Tactical Risk Spectrum 70 Fund	—	—	—	58,761
Ocean Park Tactical Core Growth Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to tax adjustments for prior year tax returns and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2025 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
Ocean Park Tactical All Asset Fund	$(488,268)	$488,268
Ocean Park Tactical Core Income Fund	(4,378,323)	4,378,323
Ocean Park Tactical Municipal Fund	(106,712)	106,712
Ocean Park Tactical Bond Fund	(29,675)	29,675
Ocean Park Tactical Risk Spectrum 50 Fund	(201,793)	201,793
Ocean Park Tactical Risk Spectrum 30 Fund	—	—
Ocean Park Tactical Risk Spectrum 70 Fund	(1,155)	1,155
Ocean Park Tactical Core Growth Fund	—	—

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
				Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation
Portfolio	Tax purposes	Appreciation	Depreciation	(Depreciation)
Ocean Park Tactical All Asset Fund	$434,880,316	$32,006,450	$(1,635,726)	$30,370,724
Ocean Park Tactical Core Income Fund	1,349,197,602	45,336,095	(8,302,007)	37,034,088
Ocean Park Tactical Municipal Fund	180,521,460	2,008,712	(2,028,087)	(19,375)
Ocean Park Tactical Bond Fund	1,954,559,557	43,595,615	(2,256,601)	41,339,014
Ocean Park Tactical Risk Spectrum 50 Fund	292,954,217	22,993,429	(824,473)	22,168,956
Ocean Park Tactical Risk Spectrum 30 Fund	178,378,417	8,471,250	(443,956)	8,027,294
Ocean Park Tactical Risk Spectrum 70 Fund	72,396,352	6,426,360	(94,191)	6,332,169
Ocean Park Tactical Core Growth Fund	10,770,298	1,273,918	(1,242)	1,272,676

11.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the holdings received as collateral as of September 30, 2025:

Securities Lending Transactions

Overnight and Continuous
OPTAAF
First American Government Obligations Fund - Class X	$40,870,223
OPTCIF
First American Government Obligations Fund - Class X	$124,420,183
OPTMF
First American Government Obligations Fund - Class X	$1,940,262
OPTBF
First American Government Obligations Fund - Class X	$186,006,276
OPTRSFF
First American Government Obligations Fund - Class X	$20,119,488
OPTRSTF
First American Government Obligations Fund - Class X	$17,429,740
OPTRSSF
First American Government Obligations Fund - Class X	$7,305,534
OPTCGF
First American Government Obligations Fund - Class X	$242,891

THE OCEAN PARK FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The fair value of the securities loaned are noted on the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested. This amount is offset by a liability recorded as “Securities Lending Collateral Payable” on the Statements of Assets and Liabilities. The following table is a summary of the Funds’ fair value of the securities loaned and related collateral as of September 30, 2025:

Ticker	Fair Value of Securities on Loan	Collateral for Securities Loaned
OPTAAF	$40,150,209	$40,870,223
OPTCIF	$121,185,844	$124,420,183
OPTMF	$1,892,504	$1,940,262
OPTBF	$181,778,384	$186,006,276
OPTRSFF	$19,705,723	$20,119,488
OPTRSTF	$17,015,804	$17,429,740
OPTRSSF	$7,121,917	$7,305,534
OPTCGF	$242,323	$242,891

12.	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund management is evaluating the impacts of these changes on the Fund’s financial statements.

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board declared the following monthly dividends:

Fund	Class	Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Core Income Fund	Class A	0.0622	10/29/2025	10/31/2025
Ocean Park Tactical Core Income Fund	Class C	0.0527	10/29/2025	10/31/2025
Ocean Park Tactical Core Income Fund	Investor Class	0.0617	10/29/2025	10/31/2025
Ocean Park Tactical Core Income Fund	Instl Class	0.0686	10/29/2025	10/31/2025

Fund		Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Municipal Fund	Class A	0.0616	10/29/2025	10/31/2025
Ocean Park Tactical Municipal Fund	Class C	0.0463	10/29/2025	10/31/2025
Ocean Park Tactical Municipal Fund	Investor Class	0.0587	10/29/2025	10/31/2025
Ocean Park Tactical Municipal Fund	Instl Class	0.0664	10/29/2025	10/31/2025
Ocean Park Tactical Municipal Fund	Special Class	0.0685	10/29/2025	10/31/2025

Fund		Dividend Per Share	Record Date	Payable Date
Ocean Park Tactical Bond Fund	Class A	0.1080	10/29/2025	10/31/2025
Ocean Park Tactical Bond Fund	Class C	0.0928	10/29/2025	10/31/2025
Ocean Park Tactical Bond Fund	Investor Class	0.1050	10/29/2025	10/31/2025
Ocean Park Tactical Bond Fund	Instl Class	0.1131	10/29/2025	10/31/2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Ocean Park Funds and

Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Ocean Park Funds, comprising the funds listed below (the “Funds”), each a series of Northern Lights Fund Trust, as of September 30, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Ocean Park Tactical All Asset Fund Ocean Park Tactical Core Income Fund Ocean Park Tactical Municipal Fund Ocean Park Tactical Bond Fund Ocean Park Tactical Risk Spectrum 50 Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and September 30, 2024	For the years ended September 30, 2025, September 30, 2024, and September 30, 2023
Ocean Park Tactical Risk Spectrum 30 Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and September 30, 2024	For the years ended September 30, 2025, September 30, 2024, and the period from September 30, 2022 (commencement of operations) through September 30, 2023
Ocean Park Tactical Risk Spectrum 70 Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and September 30, 2024	For the years ended September 30, 2025, September 30, 2024, and the period from March 31, 2023 (commencement of operations) through September 30, 2023
Ocean Park Tactical Core Growth Fund	For the year ended September 30, 2025	For the year ended September 30, 2025 and the period from September 29, 2023 (commencement of operations) through September 30, 2024

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

The Funds’ financial highlights for the years or periods ended September 30, 2022, and prior, were audited by other auditors whose report dated November 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 26, 2025

THE OCEAN PARK FUNDS

Additional Information (Unaudited)

September 30, 2025

FOREIGN TAX CREDIT (Unaudited)

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended September 30, 2025, and September 30, 2024 were as follows:

For fiscal year ended
9/30/2025	Foreign Taxes Paid	Foreign Source Income
Ocean Park Tactical All Asset Fund	$0.0066	$0.0985
Ocean Park Tactical Risk Spectrum 50 Fund	$0.0090	$0.1567
Ocean Park Tactical Risk Spectrum 30 Fund	$0.0055	$0.1131
Ocean Park Tactical Risk Spectrum 70 Fund	$0.0146	$0.2185
Ocean Park Tactical Core Growth Fund	$0.0257	$0.2894

For fiscal year ended
9/30/2024	Foreign Taxes Paid	Foreign Source Income
Ocean Park Tactical Risk Spectrum 70 Fund	$0.0063	$0.1020
Ocean Park Tactical Core Growth Fund	$0.0098	$0.1426

THE OCEAN PARK FUNDS

Additional Information (Unaudited)(Continued)

September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Ocean Park Asset Management, LLC Adviser to Ocean Park Tactical All Asset Fund (“Ocean Park Tactical”), Ocean Park Tactical Bond Fund (“Ocean Park Bond”), Ocean Park Tactical Core Growth Fund (“Ocean Park Growth”), Ocean Park Tactical Core Income Fund (“Ocean Park Tactical Core”), Ocean Park Tactical Municipal Fund (“Ocean Park Municipal”), Ocean Park Tactical Risk Spectrum 30 Fund (“Ocean Park Tactical 30”), Ocean Park Tactical Risk Spectrum 50 Fund (“Ocean Park Tactical 50”), Ocean Park Tactical Risk Spectrum 70 Fund (“Ocean Park Tactical 70”)*

In connection with the regular meeting held on September 18, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of the investment advisory agreements (each an “Advisory Agreement”) between Ocean Park Asset Management, LLC (“Ocean Park”) and the Trust, with respect to the Ocean Park Tactical, Ocean Park Bond, Ocean Park Growth, Ocean Park Tactical Core, Ocean Park Municipal, Ocean Park Tactical 30, Ocean Park Tactical 50 and Ocean Park Tactical 70 (collectively referred to as the “Funds”). In considering the re-approval of each Advisory Agreement, the Board received materials specifically relating to each Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating each Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees stated that during their discussions held on September 11th they had noted that Ocean Park was founded in 1987, was part of the Sierra Group of companies, had over $4.5 billion in AUM, and offered a variety of tactically managed investment strategies designed for retirees and other conservative investors. The Trustees had reviewed the backgrounds of the key investment personnel responsible for servicing the Funds,

THE OCEAN PARK FUNDS

Additional Information (Unaudited)(Continued)

September 30, 2025

noting that Ocean Park was staffed by veteran investment professionals. The Trustees had observed that Ocean Park had developed a proprietary mathematical model which determined when to buy and sell investments, and that it embedded risk management processes into its investment strategies. The Trustees further observed that Ocean Park managed and monitored the investment limitations for each Fund it advised using a pre-trade process that assessed such Fund’s potential investments for make-up and size. The Trustees had noted that the adviser stated that its website was current and accurate with new content approved by the compliance department who perform regular checks. The Trustees had noted that the adviser had dual priorities, to meet the investment objective and preserve capital. The Trustees agreed that the adviser had sufficient resources and ample experience in managing portfolios that prioritized risk-management and capital preservation. The Board concluded that Ocean Park would continue providing a high level of service to the Funds for the benefit of their respective shareholders.

Performance.

Ocean Park Tactical Core. The Trustees noted that during their discussions held on September 11th they had observed that the Fund’s returns over each of the prior three-year, five-year, and ten-year periods outperformed the Fund’s benchmark. The Trustees noted that the Fund had met its goal of exceeding performance over time.

Ocean Park Growth. The Trustees noted during their discussions held on September 11th that the Fund significantly underperformed its since inception and one-year period benchmark. The Trustees acknowledged that the Fund was relatively new and had showed positive returns over the past year.

Ocean Park Tactical. The Trustees noted during their discussions held on September 11th that the Fund underperformed versus its benchmark and that the performance quartile was poor over an extended period of time. The Trustees further noted that the Fund’s performance generally remained in the fourth quartile relatively to its category peers. The Trustees acknowledged the Fund’s performance demonstrated a strong focus on risk management. The Trustees agreed that performance was acceptable.

Ocean Park Bond. The Trustees noted during their discussions held on September 11th that the Fund’s since inception, three-, and five-year period had outperformed its benchmark. The Trustees further noted that the Fund’s performance had placed in the top two quartiles 65% of the time for twelve month rolling period. The Trustees observed that the adviser’s performance was consistent with index beating performance.

Ocean Park Municipal. The Trustees noted during their discussions held on September 11th that although the Fund underperformed its benchmark for the one- and three- year period benchmarks, it had outperformed its five-year period benchmark. The Trustees acknowledged that the Fund’s standard deviation demonstrated over time a top quartile performance and a focus was being placed on risk. The Trustees agreed that the Fund had shown consistency of performance over time.

Ocean Park Tactical 30. The Trustees noted that during their discussions held on September 11th they had observed that the Fund had underperformed its benchmark and category peers,

THE OCEAN PARK FUNDS

Additional Information (Unaudited)(Continued)

September 30, 2025

but had achieved its goal of first and second quartile volatility. The Trustees noted that the Fund had achieved positive returns.

Ocean Park Tactical 50. The Trustees noted that during their discussions held on September 11th they had observed that the Fund had materially underperformed its one- and three-year period benchmark. However, the Trustees noted that the Fund had showed top quartile performance for volatility. The Trustees agreed that the adviser had demonstrated the ability to generate positive performance with strong risk management.

Ocean Park Tactical 70. The Trustees stated that during their discussions held on September 11th they had noted that the Fund was relatively new and had significantly underperformed its one-year period benchmark and peer category. However, the Trustees observed that the adviser had demonstrated that the initial underperformance can be reversed over time.

Fees and Expenses.

Ocean Park Tactical Core. The Trustees noted during their discussions held on September 11th that Fund was charged an annual advisory fee of 0.75%, which was below the category average and substantially below the peer group average. The Trustees acknowledged that that the adviser had an expense limitation agreement in place with respect to the Fund. The Trustee’s agreed that the Fund’s fees were not unreasonable.

Ocean Park Growth. The Trustees noted during their discussions held on September 11th that Fund was charged an annual advisory fee of 0.75%, which was below the category average and peer group average. The Trustees acknowledged that the adviser had an expense limitation agreement in place with respect to the Fund. The Trustee’s agreed that the Fund’s fees were not unreasonable.

Ocean Park Tactical. The Trustees noted during their discussions held on September 11th that Fund was charged an annual advisory fee of 1.25%, which was higher than the category median. The Trustees had further noted that the Fund had a breakpoint of 1.00% over $1 billion in assets and an expense limitation agreement in place with respect to the Fund. The Trustees acknowledged that adviser’s explanation for the above average fee was because of the unusually high involvement of senior personnel due to the Fund’s tactical nature, uniquely broad diversification of the Fund’s assets, and the adviser’s special emphasis on risk mitigation. The Trustee’s agreed that Fund’s fees were not unreasonable.

Ocean Park Bond. The Trustees noted during their discussions held on September 11th that Fund was charged an annual advisory fee of 1.05% up to $2.5 billion in assets and 1.02% thereafter, which were both above the category and peer group median. The Trustees had acknowledged that adviser’s explanation for the above average fee was because of the unusually high involvement of senior personnel due to the Fund’s tactical nature, uniquely broad diversification of the Fund’s assets, the adviser’s special emphasis on risk mitigation, and while the peer groups are actively managed, they may not be tactically managed similar to the Fund. The Trustee’s agreed that Fund’s fees were not unreasonable.

Ocean Park Municipal. The Trustees noted during their discussions held on September 11th that Fund was charged an annual advisory fee of 0.75% up to $1 billion in assets and 0.72% thereafter,

THE OCEAN PARK FUNDS

Additional Information (Unaudited)(Continued)

September 30, 2025

which were both above the category and peer group median. The Trustees had acknowledged that adviser’s explanation for the above average fee was because of the unusually high involvement of senior personnel due to the Fund’s tactical nature, its focus on operational efficiency, and the adviser’s extensive experience. The Trustee’s agreed that Fund’s fees were not unreasonable.

Ocean Park Tactical 30. The Trustees noted that during their discussions held on September 11th they had observed that the Fund was charged an annual advisory fee of 1.05%, which was above the category and peer group average. The Trustees had noted that the adviser had an expense limitation agreement in place with respect to the Fund. The Trustees acknowledged that adviser’s explanation for the above average fee was because of the unusually high involvement of senior personnel due to the Fund’s tactical nature, uniquely broad diversification of the Fund’s assets, and the adviser’s special emphasis on risk mitigation. The Trustee’s agreed that Fund’s fees were not unreasonable.

Ocean Park Tactical 50. The Trustees noted that during their discussions held on September 11th they had observed that the Fund was charged an annual advisory fee of 1.05%, which was above the category and peer group average. The Trustees had noted that the adviser had an expense limitation agreement in place with respect to the Fund. The Trustees had acknowledged that adviser’s explanation for the above average fee was because of the unusually high involvement of senior personnel due to the Fund’s tactical nature, uniquely broad diversification of the Fund’s assets, and the adviser’s special emphasis on risk mitigation. The Trustee’s agreed that Fund’s fees were not unreasonable.

Ocean Park Tactical 70. The Trustees noted that during their discussions held on September 11th they had observed that the Fund was charged an annual advisory fee of 1.05%, which was above the category and peer group average. The Trustees had noted that the adviser had an expense limitation agreement in place with respect to the Fund. The Trustees had acknowledged that adviser’s explanation for the above average fee was because of the unusually high involvement of senior personnel due to the Fund’s tactical nature, uniquely broad diversification of the Fund’s assets, and the adviser’s special emphasis on risk mitigation. The Trustee’s agreed that Fund’s fees were not unreasonable.

Economies of Scale. The Trustees noted that during their discussions held on September 11th they had considered whether Ocean Park had realized economies of scale in connection with its management of the Funds. The Trustees had acknowledged that Ocean Park had agreed to breakpoints with respect to Ocean Park Tactical, Ocean Park Bond, and Ocean Park Municipal, and agreed that each of the Funds had benefitted, albeit to varying degrees, from economies of scale arising from Ocean Park’s total AUM.

Profitability. The Trustees noted that during their discussions held on September 11th they had reviewed Ocean Park’s profitability analysis, in terms of absolute dollars and as a percentage of revenue, with respect to its management of the Funds. The Trustees had observed that Ocean Park had realized a profit with respect to its management of each of the Funds, except Ocean Park Tactical Core. The Trustees also had considered that the emphasis on risk management across multiple asset classes was a major value-add for the conservative investors of the Funds. The Trustees agreed that Ocean Park’s profits with respect to each Fund was not excessive.

THE OCEAN PARK FUNDS

Additional Information (Unaudited)(Continued)

September 30, 2025

Conclusion. Having requested and received such information from Ocean Park as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the advisory agreement between NLFT and Ocean Park, on behalf each of the Ocean Park Funds was in the best interests of the Ocean Park Funds and their respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363, by visiting www.OceanParkMutualFunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Ocean Park Asset Management, LLC

3420 Ocean Park Blvd., Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/08/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/08/25

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	12/08/25